Shareholder Report	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			VanEck ETF Trust
Entity Central Index Key			0001137360
Entity Investment Company Type			N-1A
Document Period End Date			Sep. 30, 2024
C000105864
Shareholder Report [Line Items]
Fund Name			VanEck Biotech ETF
Class Name			VanEck Biotech ETF
Trading Symbol			BBH
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Biotech ETF for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Biotech ETF	$38	0.35%

Expenses Paid, Amount			$ 38
Expense Ratio, Percent			0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund had a strong year led by industry breakthroughs and innovations in drug development, although regulatory delays in certain areas limited broader gains.

  The healthcare sector was the top contributor, as advancements in gene therapies and vaccines fueled growth.

  Amgen, Inc. was the top individual contributor, benefiting from the approval and commercialization of new drugs.

  Biogen, Inc. was the leading detractor due to decreased revenues from its multiple sclerosis drugs, slower-than-expected uptake of new products like the Alzheimer's drug Leqembi, and strategic adjustments including leadership changes and restructuring efforts.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.
Line Graph [Table Text Block]
	BBH	NDUEACWF	MVBBHTR	SPTR
Sep 14	$10,000	$10,000	$10,000	$10,000
Oct 14	$10,937	$10,070	$10,941	$10,244
Nov 14	$11,068	$10,239	$11,072	$10,520
Dec 14	$10,902	$10,041	$10,909	$10,493
Jan 15	$11,632	$9,884	$11,641	$10,178
Feb 15	$12,088	$10,435	$12,099	$10,763
Mar 15	$12,246	$10,273	$12,259	$10,593
Apr 15	$11,812	$10,571	$11,827	$10,695
May 15	$12,722	$10,557	$12,739	$10,832
Jun 15	$12,740	$10,309	$12,756	$10,622
Jul 15	$13,211	$10,398	$13,229	$10,845
Aug 15	$11,909	$9,685	$11,925	$10,191
Sep 15	$10,813	$9,334	$10,830	$9,939
Oct 15	$11,693	$10,067	$11,713	$10,777
Nov 15	$11,754	$9,984	$11,775	$10,809
Dec 15	$12,014	$9,804	$12,039	$10,638
Jan 16	$9,638	$9,213	$9,662	$10,111
Feb 16	$9,511	$9,149	$9,536	$10,097
Mar 16	$9,829	$9,827	$9,854	$10,782
Apr 16	$10,073	$9,972	$10,102	$10,824
May 16	$10,451	$9,985	$10,480	$11,018
Jun 16	$9,702	$9,924	$9,728	$11,047
Jul 16	$10,920	$10,352	$10,952	$11,454
Aug 16	$10,772	$10,387	$10,804	$11,470
Sep 16	$10,918	$10,451	$10,954	$11,472
Oct 16	$9,741	$10,273	$9,770	$11,263
Nov 16	$10,310	$10,351	$10,341	$11,680
Dec 16	$10,208	$10,575	$10,240	$11,911
Jan 17	$10,826	$10,864	$10,863	$12,137
Feb 17	$11,525	$11,169	$11,563	$12,619
Mar 17	$11,323	$11,305	$11,362	$12,633
Apr 17	$11,586	$11,482	$11,628	$12,763
May 17	$11,145	$11,735	$11,185	$12,943
Jun 17	$11,934	$11,789	$11,980	$13,023
Jul 17	$12,339	$12,118	$12,391	$13,291
Aug 17	$12,851	$12,164	$12,906	$13,332
Sep 17	$12,749	$12,399	$12,805	$13,607
Oct 17	$12,020	$12,657	$12,077	$13,925
Nov 17	$11,954	$12,902	$12,011	$14,352
Dec 17	$11,906	$13,110	$11,965	$14,511
Jan 18	$12,393	$13,850	$12,458	$15,342
Feb 18	$11,550	$13,268	$11,610	$14,777
Mar 18	$11,492	$12,984	$11,554	$14,401
Apr 18	$11,029	$13,108	$11,092	$14,456
May 18	$11,277	$13,124	$11,342	$14,804
Jun 18	$11,460	$13,053	$11,529	$14,895
Jul 18	$12,290	$13,447	$12,367	$15,450
Aug 18	$12,912	$13,552	$12,995	$15,953
Sep 18	$13,003	$13,611	$13,090	$16,044
Oct 18	$11,422	$12,591	$11,502	$14,947
Nov 18	$11,873	$12,776	$11,957	$15,252
Dec 18	$10,690	$11,876	$10,769	$13,875
Jan 19	$12,259	$12,813	$12,352	$14,987
Feb 19	$12,494	$13,156	$12,588	$15,468
Mar 19	$12,335	$13,322	$12,432	$15,769
Apr 19	$11,839	$13,771	$11,935	$16,407
May 19	$11,182	$12,955	$11,273	$15,364
Jun 19	$12,420	$13,803	$12,523	$16,447
Jul 19	$12,114	$13,843	$12,218	$16,684
Aug 19	$11,831	$13,515	$11,933	$16,419
Sep 19	$11,334	$13,799	$11,434	$16,727
Oct 19	$12,134	$14,177	$12,245	$17,089
Nov 19	$13,539	$14,523	$13,664	$17,709
Dec 19	$13,443	$15,034	$13,568	$18,244
Jan 20	$12,755	$14,868	$12,877	$18,237
Feb 20	$12,897	$13,667	$13,019	$16,735
Mar 20	$12,322	$11,822	$12,435	$14,668
Apr 20	$14,289	$13,089	$14,419	$16,549
May 20	$15,527	$13,658	$15,668	$17,337
Jun 20	$15,720	$14,094	$15,865	$17,682
Jul 20	$15,891	$14,840	$16,043	$18,679
Aug 20	$15,472	$15,748	$15,622	$20,021
Sep 20	$15,608	$15,240	$15,760	$19,260
Oct 20	$14,713	$14,870	$14,860	$18,748
Nov 20	$16,293	$16,703	$16,455	$20,801
Dec 20	$16,407	$17,478	$16,571	$21,600
Jan 21	$18,058	$17,399	$18,245	$21,382
Feb 21	$17,285	$17,802	$17,463	$21,972
Mar 21	$16,940	$18,277	$17,116	$22,934
Apr 21	$18,209	$19,076	$18,403	$24,158
May 21	$17,790	$19,373	$17,981	$24,327
Jun 21	$19,509	$19,628	$19,722	$24,895
Jul 21	$20,004	$19,764	$20,230	$25,486
Aug 21	$20,892	$20,258	$21,131	$26,261
Sep 21	$19,530	$19,422	$19,756	$25,040
Oct 21	$19,283	$20,413	$19,512	$26,794
Nov 21	$18,912	$19,921	$19,137	$26,608
Dec 21	$18,338	$20,718	$18,559	$27,801
Jan 22	$15,991	$19,701	$16,182	$26,362
Feb 22	$15,236	$19,192	$15,416	$25,573
Mar 22	$15,725	$19,607	$15,914	$26,522
Apr 22	$14,195	$18,038	$14,368	$24,209
May 22	$14,348	$18,059	$14,522	$24,254
Jun 22	$14,144	$16,537	$14,316	$22,252
Jul 22	$14,969	$17,692	$15,156	$24,304
Aug 22	$14,135	$17,040	$14,312	$23,312
Sep 22	$13,624	$15,409	$13,795	$21,165
Oct 22	$15,216	$16,339	$15,414	$22,879
Nov 22	$16,270	$17,606	$16,481	$24,158
Dec 22	$15,567	$16,913	$15,770	$22,766
Jan 23	$16,335	$18,126	$16,547	$24,196
Feb 23	$15,234	$17,606	$15,432	$23,606
Mar 23	$15,766	$18,149	$15,972	$24,473
Apr 23	$15,567	$18,410	$15,775	$24,855
May 23	$15,071	$18,213	$15,272	$24,963
Jun 23	$15,196	$19,270	$15,400	$26,612
Jul 23	$15,665	$19,976	$15,879	$27,467
Aug 23	$15,910	$19,418	$16,127	$27,030
Sep 23	$15,155	$18,615	$15,363	$25,741
Oct 23	$14,055	$18,055	$14,252	$25,200
Nov 23	$14,772	$19,721	$14,977	$27,501
Dec 23	$16,170	$20,669	$16,392	$28,750
Jan 24	$16,197	$20,790	$16,426	$29,233
Feb 24	$15,930	$21,682	$16,152	$30,794
Mar 24	$16,255	$22,363	$16,482	$31,785
Apr 24	$15,256	$21,625	$15,474	$30,487
May 24	$16,098	$22,503	$16,325	$31,999
Jun 24	$16,484	$23,004	$16,717	$33,147
Jul 24	$17,614	$23,375	$17,869	$33,550
Aug 24	$17,728	$23,969	$17,984	$34,364
Sep 24	$17,352	$24,526	$17,604	$35,098

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Biotech ETF	14.50%	8.89%	5.67%
MVIS® US Listed Biotech 25 Index (MVBBHTR)	14.59%	9.01%	5.82%
MSCI ACWI Net TR Index (NDUEACWF)	31.76%	12.19%	9.39%
S&P 500 Index Total Return (SPTR)	36.35%	15.98%	13.38%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 451,990,340	$ 451,990,340	$ 451,990,340
Holdings Count | Holding	25	25	25
Advisory Fees Paid, Amount			$ 1,572,343
InvestmentCompanyPortfolioTurnover			19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$451,990,340 Number of Portfolio Holdings25 Portfolio Turnover Rate19% Advisory Fees Paid$1,572,343
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Life Sciences Tools & Services		20.3%
Biotechnology		79.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Amgen, Inc.	16.8%
Vertex Pharmaceuticals, Inc.	9.9%
Gilead Sciences, Inc.	9.2%
Regeneron Pharmaceuticals, Inc.	8.6%
IQVIA Holdings, Inc.	5.0%
Argenx SE	4.6%
ICON Plc	4.5%
Biogen, Inc.	4.2%
Moderna, Inc.	3.8%
Illumina, Inc.	3.7%

Material Fund Change [Text Block]

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000234997
Shareholder Report [Line Items]
Fund Name			VanEck Commodity Strategy ETF
Class Name			VanEck Commodity Strategy ETF
Trading Symbol			PIT
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Commodity Strategy ETF for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Commodity Strategy ETF	$54	0.55%

Expenses Paid, Amount			$ 54
Expense Ratio, Percent			0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, softening demand and relatively persistent dollar strength weighed on most commodities, with few exceptions.

  The Fund’s exposure to precious metals, specifically gold, was the top contributor to performance followed by its agriculture exposure. Within agriculture, its allocation to coffee was a notably strong contributor to performance amid supply constraints that drove the price to 13-year highs near the end of the period.

  The largest detractor was energy, specifically gasoline and brent crude as the market grappled with excess supply. The Fund’s industrial metals exposure also weighed on returns for the period as oversupply was a theme along with weakening demand from China for much of the period. Nickel exposure was the leading detractor within industrial metals due to oversupply issues.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.
Line Graph [Table Text Block]
	PIT	SPTR	BCOMTR
Dec 22	$10,000	$10,000	$10,000
Dec 22	$10,123	$10,051	$10,092
Jan 23	$10,111	$10,683	$10,043
Feb 23	$9,703	$10,422	$9,571
Mar 23	$9,693	$10,805	$9,551
Apr 23	$9,667	$10,973	$9,480
May 23	$9,086	$11,021	$8,945
Jun 23	$9,458	$11,749	$9,307
Jul 23	$10,377	$12,127	$9,889
Aug 23	$10,422	$11,934	$9,813
Sep 23	$10,580	$11,365	$9,745
Oct 23	$10,362	$11,126	$9,771
Nov 23	$10,207	$12,142	$9,551
Dec 23	$9,767	$12,694	$9,294
Jan 24	$10,097	$12,907	$9,331
Feb 24	$9,989	$13,596	$9,194
Mar 24	$10,469	$14,033	$9,498
Apr 24	$10,512	$13,460	$9,753
May 24	$10,378	$14,128	$9,924
Jun 24	$10,534	$14,635	$9,772
Jul 24	$10,276	$14,813	$9,377
Aug 24	$10,093	$15,172	$9,382
Sep 24	$10,221	$15,496	$9,838

Performance Inception Date			Dec. 20, 2022
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 24,024,075	$ 24,024,075	$ 24,024,075
Holdings Count | Holding	28	28	28
Advisory Fees Paid, Amount			$ 137,002
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$24,024,075 Number of Portfolio Holdings28 Portfolio Turnover Rate-% Advisory Fees Paid$137,002
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		5.8%
Government		94.2%
Footnote	Description
Footnote*	Includes unrealized appreciation (depreciation) on futures contracts of 2.2%

Exposure Basis Explanation [Text Block]			Includes unrealized appreciation (depreciation) on futures contracts of 2.2%
Material Fund Change [Text Block]

Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000226517
Shareholder Report [Line Items]
Fund Name			VanEck Digital Transformation ETF
Class Name			VanEck Digital Transformation ETF
Trading Symbol			DAPP
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Digital Transformation ETF for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Digital Transformation ETF	$80	0.51%

Expenses Paid, Amount			$ 80
Expense Ratio, Percent			0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted solid growth over the past year, despite heightened volatility in the digital assets space driven by evolving regulatory conditions and institutional demand.

  The information technology sector was the top-performing sector, with companies that support blockchain infrastructure leading gains.

  MicroStrategy, Inc. was the leading individual contributor, benefiting from an increase in Bitcoin holdings and subsequent tailwind from Bitcoin performance.

  The financials sector was the weaker contributor, as digital payment companies faced regulatory headwinds and uncertainty in the market.

  Canaan, Inc., was the largest individual detractor. They design and produce high-performance ASIC (application-specific integrated circuit) chips for Bitcoin mining machines under the Avalon brand. Underperformance was mainly due to decreased revenues, cryptocurrency market volatility, intensified competition, and regulatory challenges.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.
Line Graph [Table Text Block]
	DAPP	NDUEACWF	MVDAPPTR	SPTR
Apr 21	$10,000	$10,000	$10,000	$10,000
Apr 21	$8,682	$10,128	$8,684	$10,133
May 21	$7,041	$10,285	$7,081	$10,204
Jun 21	$7,380	$10,421	$7,385	$10,442
Jul 21	$6,780	$10,493	$6,787	$10,690
Aug 21	$7,950	$10,755	$7,958	$11,015
Sep 21	$6,470	$10,311	$6,487	$10,503
Oct 21	$8,412	$10,837	$8,404	$11,239
Nov 21	$8,210	$10,576	$8,154	$11,161
Dec 21	$5,726	$10,999	$5,651	$11,661
Jan 22	$4,204	$10,459	$4,124	$11,058
Feb 22	$4,494	$10,189	$4,405	$10,727
Mar 22	$4,657	$10,410	$4,564	$11,125
Apr 22	$3,114	$9,576	$3,050	$10,155
May 22	$2,294	$9,588	$2,242	$10,173
Jun 22	$1,351	$8,779	$1,317	$9,334
Jul 22	$1,936	$9,393	$1,886	$10,194
Aug 22	$1,851	$9,047	$1,801	$9,779
Sep 22	$1,531	$8,181	$1,484	$8,878
Oct 22	$1,453	$8,674	$1,403	$9,597
Nov 22	$1,065	$9,347	$1,022	$10,133
Dec 22	$838	$8,979	$798	$9,549
Jan 23	$1,376	$9,623	$1,304	$10,149
Feb 23	$1,317	$9,347	$1,245	$9,902
Mar 23	$1,438	$9,635	$1,356	$10,265
Apr 23	$1,644	$9,774	$1,546	$10,425
May 23	$1,804	$9,669	$1,693	$10,471
Jun 23	$2,097	$10,231	$1,949	$11,163
Jul 23	$2,610	$10,605	$2,419	$11,521
Aug 23	$1,990	$10,309	$1,842	$11,338
Sep 23	$1,689	$9,883	$1,562	$10,797
Oct 23	$1,729	$9,585	$1,594	$10,570
Nov 23	$2,112	$10,470	$1,946	$11,535
Dec 23	$3,191	$10,973	$2,936	$12,060
Jan 24	$2,388	$11,037	$2,194	$12,262
Feb 24	$3,081	$11,511	$2,824	$12,917
Mar 24	$3,588	$11,872	$3,288	$13,333
Apr 24	$2,749	$11,481	$2,521	$12,788
May 24	$3,150	$11,947	$2,879	$13,422
Jun 24	$3,701	$12,213	$3,384	$13,904
Jul 24	$3,790	$12,410	$3,462	$14,073
Aug 24	$3,289	$12,725	$3,003	$14,414
Sep 24	$3,659	$13,021	$3,340	$14,722

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	Life*
VanEck Digital Transformation ETF	116.65%	(25.17)%
MVIS® Global Digital Assets Equity Total Return Net Index (MVDAPPTR)	113.90%	(27.11)%
MSCI ACWI Net TR Index (NDUEACWF)	31.76%	7.91%
S&P 500 Index Total Return (SPTR)	36.35%	11.80%

* Inception of Fund: 4/12/21

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Performance Inception Date			Apr. 12, 2021
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 134,770,689	$ 134,770,689	$ 134,770,689
Holdings Count | Holding	21	21	21
Advisory Fees Paid, Amount			$ 470,200
InvestmentCompanyPortfolioTurnover			80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$134,770,689 Number of Portfolio Holdings21 Portfolio Turnover Rate80% Advisory Fees Paid$470,200
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Financials		26.5%
Information Technology		73.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

MicroStrategy, Inc.	8.0%
Coinbase Global, Inc.	8.0%
Block, Inc.	7.5%
Core Scientific, Inc.	6.3%
MARA Holdings, Inc.	5.9%
Applied Digital Corp.	5.6%
Bit Digital, Inc.	5.1%
Cipher Mining, Inc.	4.9%
Galaxy Digital Holdings Ltd.	4.9%
Cleanspark, Inc.	4.9%

Material Fund Change [Text Block]

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000202548
Shareholder Report [Line Items]
Fund Name			VanEck Durable High Dividend ETF
Class Name			VanEck Durable High Dividend ETF
Trading Symbol			DURA
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Durable High Dividend ETF for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Durable High Dividend ETF	$33	0.30%

Expenses Paid, Amount			$ 33
Expense Ratio, Percent			0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  U.S. dividend stocks, as a group, performed strongly during the year but trailed the broad U.S. equity market due to their higher relative exposure to value-oriented, cyclical companies.

  The Fund’s exposure to the consumer staples, financials, and utilities sectors contributed the most to performance during the period.

  The largest individual contributors to performance were Philip Morris International, Inc., JP Morgan Chase & Co., and Altria Group, Inc.

  The materials sector was the only to detract from performance and the communication services and energy sectors contributed least to positive performance.

  The leading individual detractors from performance were Pfizer, Inc., Chevron Corp., and Merck & Co.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.
Line Graph [Table Text Block]
	DURA	SPTR	MSUSDVTU
Oct 18	$10,000	$10,000	$10,000
Oct 18	$10,004	$10,109	$10,005
Nov 18	$10,489	$10,315	$10,495
Dec 18	$9,610	$9,384	$9,675
Jan 19	$10,138	$10,135	$10,142
Feb 19	$10,539	$10,461	$10,546
Mar 19	$10,789	$10,664	$10,799
Apr 19	$11,094	$11,096	$11,109
May 19	$10,432	$10,391	$10,449
Jun 19	$11,178	$11,123	$11,197
Jul 19	$11,221	$11,283	$11,245
Aug 19	$11,155	$11,104	$11,183
Sep 19	$11,341	$11,312	$11,373
Oct 19	$11,536	$11,557	$11,570
Nov 19	$11,833	$11,977	$11,871
Dec 19	$12,042	$12,338	$12,240
Jan 20	$11,939	$12,333	$11,983
Feb 20	$10,828	$11,318	$10,866
Mar 20	$9,646	$9,920	$9,677
Apr 20	$10,612	$11,192	$10,651
May 20	$10,807	$11,725	$10,848
Jun 20	$10,651	$11,958	$10,694
Jul 20	$10,976	$12,632	$11,022
Aug 20	$11,400	$13,540	$11,451
Sep 20	$11,198	$13,026	$11,253
Oct 20	$10,982	$12,679	$11,038
Nov 20	$11,954	$14,067	$12,018
Dec 20	$12,093	$14,608	$12,268
Jan 21	$11,878	$14,461	$11,947
Feb 21	$11,896	$14,859	$11,967
Mar 21	$12,846	$15,510	$12,928
Apr 21	$13,146	$16,338	$13,234
May 21	$13,346	$16,452	$13,439
Jun 21	$13,259	$16,836	$13,356
Jul 21	$13,642	$17,236	$13,744
Aug 21	$13,897	$17,760	$14,005
Sep 21	$13,202	$16,934	$13,304
Oct 21	$13,562	$18,121	$13,671
Nov 21	$13,066	$17,995	$13,175
Dec 21	$14,082	$18,801	$14,205
Jan 22	$14,051	$17,829	$14,176
Feb 22	$13,823	$17,295	$13,950
Mar 22	$14,259	$17,937	$14,396
Apr 22	$13,838	$16,373	$13,974
May 22	$14,234	$16,403	$14,377
Jun 22	$13,328	$15,049	$13,466
Jul 22	$13,752	$16,436	$13,898
Aug 22	$13,306	$15,766	$13,452
Sep 22	$12,334	$14,314	$12,471
Oct 22	$13,694	$15,473	$13,848
Nov 22	$14,698	$16,338	$14,866
Dec 22	$14,431	$15,396	$14,600
Jan 23	$14,479	$16,364	$14,653
Feb 23	$14,004	$15,964	$14,175
Mar 23	$14,172	$16,551	$14,353
Apr 23	$14,356	$16,809	$14,544
May 23	$13,902	$16,882	$14,087
Jun 23	$14,535	$17,997	$14,734
Jul 23	$14,900	$18,576	$15,106
Aug 23	$14,549	$18,280	$14,755
Sep 23	$13,926	$17,408	$14,127
Oct 23	$13,478	$17,042	$13,676
Nov 23	$14,095	$18,599	$14,306
Dec 23	$14,550	$19,444	$14,773
Jan 24	$14,429	$19,770	$14,654
Feb 24	$14,490	$20,826	$14,720
Mar 24	$15,152	$21,496	$15,402
Apr 24	$14,849	$20,618	$15,096
May 24	$15,075	$21,640	$15,329
Jun 24	$14,999	$22,417	$15,255
Jul 24	$15,773	$22,690	$16,046
Aug 24	$16,433	$23,240	$16,723
Sep 24	$16,543	$23,737	$16,841

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	Life*
VanEck Durable High Dividend ETF	18.79%	7.84%	8.88%
Morningstar® US Dividend Valuation Index (MSUSDVTU)	19.22%	8.17%	9.21%
S&P 500 Index Total Return (SPTR)	36.35%	15.98%	15.73%

* Inception of Fund: 10/30/18

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Performance Inception Date			Oct. 30, 2018
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 52,157,095	$ 52,157,095	$ 52,157,095
Holdings Count | Holding	86	86	86
Advisory Fees Paid, Amount			$ 172,281
InvestmentCompanyPortfolioTurnover			62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$52,157,095 Number of Portfolio Holdings86 Portfolio Turnover Rate62% Advisory Fees Paid$172,281
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.5%
Information Technology		2.5%
Communication Services		3.0%
Materials		3.5%
Consumer Discretionary		3.8%
Financials		8.9%
Utilities		10.5%
Industrials		10.9%
Consumer Staples		14.3%
Energy		18.3%
Health Care		23.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Exxon Mobil Corp.	5.2%
Chevron Corp.	5.0%
AbbVie, Inc.	4.8%
Johnson & Johnson	4.6%
Merck & Co., Inc.	4.5%
Pfizer, Inc.	4.5%
PepsiCo, Inc.	4.1%
Altria Group, Inc.	3.8%
United Parcel Service, Inc.	3.0%
Comcast Corp.	3.0%

Material Fund Change [Text Block]

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000161562
Shareholder Report [Line Items]
Fund Name			VanEck Energy Income ETF
Class Name			VanEck Energy Income ETF
Trading Symbol			EINC
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Energy Income ETF for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Energy Income ETF	$56	0.47%

Expenses Paid, Amount			$ 56
Expense Ratio, Percent			0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The midstream energy and Master Limited Partner segment saw strong performance over the period driven by their relatively stable cashflows tied to long-term contracts and an improved natural gas price outlook which tends to increase midstream volumes. Increasing demand for energy infrastructure also benefited the segment.

  This was in stark contrast to the muted returns of downstream companies and the negative performance of upstream companies. These segments, more sensitive to supply and demand forces, faced headwinds this year stemming from weakness in oil prices and muted global growth.

  The leading individual contributors to Fund performance during the period were ONEOK, Inc., Targa Resources Corp. and The Williams Companies, Inc..

  The leading individual detractors were Sunoco LP, Mattr Corp., and NGL Energy Partners LP.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.
Line Graph [Table Text Block]
	EINC	NDUEACWF	MVEINCTG	SPTR
Sep 14	$10,000	$10,000	$10,000	$10,000
Oct 14	$9,502	$10,070	$9,253	$10,244
Nov 14	$8,543	$10,239	$8,192	$10,520
Dec 14	$7,237	$10,041	$6,930	$10,493
Jan 15	$7,103	$9,884	$6,801	$10,178
Feb 15	$7,465	$10,435	$7,171	$10,763
Mar 15	$6,783	$10,273	$6,526	$10,593
Apr 15	$7,540	$10,571	$7,265	$10,695
May 15	$7,096	$10,557	$6,833	$10,832
Jun 15	$6,361	$10,309	$6,123	$10,622
Jul 15	$5,642	$10,398	$5,424	$10,845
Aug 15	$5,428	$9,685	$5,218	$10,191
Sep 15	$4,405	$9,334	$4,226	$9,939
Oct 15	$4,796	$10,067	$4,607	$10,777
Nov 15	$4,153	$9,984	$3,941	$10,809
Dec 15	$3,116	$9,804	$2,950	$10,638
Jan 16	$2,836	$9,213	$2,679	$10,111
Feb 16	$2,508	$9,149	$2,340	$10,097
Mar 16	$2,826	$9,827	$2,641	$10,782
Apr 16	$3,159	$9,972	$2,956	$10,824
May 16	$3,296	$9,985	$3,090	$11,018
Jun 16	$3,409	$9,924	$3,199	$11,047
Jul 16	$3,568	$10,352	$3,350	$11,454
Aug 16	$3,695	$10,387	$3,474	$11,470
Sep 16	$3,781	$10,451	$3,558	$11,472
Oct 16	$3,756	$10,273	$3,537	$11,263
Nov 16	$3,804	$10,351	$3,585	$11,680
Dec 16	$3,915	$10,575	$3,692	$11,911
Jan 17	$4,130	$10,864	$3,898	$12,137
Feb 17	$4,023	$11,169	$3,782	$12,619
Mar 17	$3,947	$11,305	$3,708	$12,633
Apr 17	$3,904	$11,482	$3,667	$12,763
May 17	$3,684	$11,735	$3,447	$12,943
Jun 17	$3,683	$11,789	$3,447	$13,023
Jul 17	$3,843	$12,118	$3,598	$13,291
Aug 17	$3,735	$12,164	$3,482	$13,332
Sep 17	$3,816	$12,399	$3,560	$13,607
Oct 17	$3,803	$12,657	$3,548	$13,925
Nov 17	$3,703	$12,902	$3,442	$14,352
Dec 17	$3,800	$13,110	$3,534	$14,511
Jan 18	$3,993	$13,850	$3,718	$15,342
Feb 18	$3,735	$13,268	$3,461	$14,777
Mar 18	$3,494	$12,984	$3,236	$14,401
Apr 18	$3,753	$13,108	$3,479	$14,456
May 18	$3,773	$13,124	$3,485	$14,804
Jun 18	$3,714	$13,053	$3,431	$14,895
Jul 18	$3,881	$13,447	$3,588	$15,450
Aug 18	$3,789	$13,552	$3,487	$15,953
Sep 18	$3,810	$13,611	$3,509	$16,044
Oct 18	$3,553	$12,591	$3,271	$14,947
Nov 18	$3,438	$12,776	$3,147	$15,252
Dec 18	$3,031	$11,876	$2,771	$13,875
Jan 19	$3,447	$12,813	$3,158	$14,987
Feb 19	$3,535	$13,156	$3,226	$15,468
Mar 19	$3,618	$13,322	$3,306	$15,769
Apr 19	$3,690	$13,771	$3,371	$16,407
May 19	$3,575	$12,955	$3,250	$15,364
Jun 19	$3,660	$13,803	$3,335	$16,447
Jul 19	$3,716	$13,843	$3,385	$16,684
Aug 19	$3,523	$13,515	$3,191	$16,419
Sep 19	$3,518	$13,799	$3,213	$16,727
Oct 19	$3,486	$14,177	$3,181	$17,089
Nov 19	$3,312	$14,523	$3,007	$17,709
Dec 19	$3,573	$15,034	$3,225	$18,244
Jan 20	$3,431	$14,868	$3,097	$18,237
Feb 20	$3,094	$13,667	$2,792	$16,735
Mar 20	$1,807	$11,822	$1,615	$14,668
Apr 20	$2,419	$13,089	$2,175	$16,549
May 20	$2,595	$13,658	$2,335	$17,337
Jun 20	$2,529	$14,094	$2,276	$17,682
Jul 20	$2,532	$14,840	$2,280	$18,679
Aug 20	$2,617	$15,748	$2,363	$20,021
Sep 20	$2,327	$15,240	$2,099	$19,260
Oct 20	$2,330	$14,870	$2,104	$18,748
Nov 20	$2,788	$16,703	$2,528	$20,801
Dec 20	$2,841	$17,478	$2,577	$21,600
Jan 21	$2,958	$17,399	$2,686	$21,382
Feb 21	$3,172	$17,802	$2,887	$21,972
Mar 21	$3,403	$18,277	$3,098	$22,934
Apr 21	$3,587	$19,076	$3,267	$24,158
May 21	$3,806	$19,373	$3,470	$24,327
Jun 21	$3,958	$19,628	$3,612	$24,895
Jul 21	$3,805	$19,764	$3,473	$25,486
Aug 21	$3,753	$20,258	$3,428	$26,261
Sep 21	$3,930	$19,422	$3,592	$25,040
Oct 21	$4,161	$20,413	$3,806	$26,794
Nov 21	$3,864	$19,921	$3,533	$26,608
Dec 21	$3,920	$20,718	$3,588	$27,801
Jan 22	$4,256	$19,701	$3,898	$26,362
Feb 22	$4,447	$19,192	$4,075	$25,573
Mar 22	$4,769	$19,607	$4,374	$26,522
Apr 22	$4,659	$18,038	$4,277	$24,209
May 22	$4,965	$18,059	$4,560	$24,254
Jun 22	$4,318	$16,537	$3,968	$22,252
Jul 22	$4,766	$17,692	$4,382	$24,304
Aug 22	$4,764	$17,040	$4,383	$23,312
Sep 22	$4,275	$15,409	$3,937	$21,165
Oct 22	$4,768	$16,339	$4,393	$22,879
Nov 22	$4,971	$17,606	$4,581	$24,158
Dec 22	$4,672	$16,913	$4,311	$22,766
Jan 23	$4,875	$18,126	$4,500	$24,196
Feb 23	$4,685	$17,606	$4,328	$23,606
Mar 23	$4,669	$18,149	$4,316	$24,473
Apr 23	$4,773	$18,410	$4,414	$24,855
May 23	$4,593	$18,213	$4,250	$24,963
Jun 23	$4,929	$19,270	$4,566	$26,612
Jul 23	$5,150	$19,976	$4,773	$27,467
Aug 23	$5,132	$19,418	$4,758	$27,030
Sep 23	$5,074	$18,615	$4,709	$25,741
Oct 23	$5,077	$18,055	$4,712	$25,200
Nov 23	$5,448	$19,721	$5,060	$27,501
Dec 23	$5,407	$20,669	$5,028	$28,750
Jan 24	$5,435	$20,790	$5,056	$29,233
Feb 24	$5,654	$21,682	$5,261	$30,794
Mar 24	$6,040	$22,363	$5,625	$31,785
Apr 24	$5,990	$21,625	$5,580	$30,487
May 24	$6,230	$22,503	$5,807	$31,999
Jun 24	$6,405	$23,004	$5,975	$33,147
Jul 24	$6,592	$23,375	$6,152	$33,550
Aug 24	$6,862	$23,969	$6,407	$34,364
Sep 24	$6,906	$24,526	$6,454	$35,098

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Energy Income ETF	36.09%	14.44%	(3.63)%
MVIS® North America Energy Infrastructure Index (MVEINCTG)	37.05%	14.97%	(4.28)%
MSCI ACWI Net TR Index (NDUEACWF)	31.76%	12.19%	9.39%
S&P 500 Index Total Return (SPTR)	36.35%	15.98%	13.38%

Index data prior to December 2, 2019 reflects that of the Solactive High Income MLP Index. All Index history reflects a blend of the performance of the Indexes.

VanEck Energy Income ETF is the successor to the Yorkville High Income MLP ETF pursuant to a reorganization that took place on February 22, 2016. Prior to that date, the Fund had no investment operations. Accordingly, for periods prior to that date, the Fund performance information is that of the Yorkville High Income MLP ETF.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 56,456,481	$ 56,456,481	$ 56,456,481
Holdings Count | Holding	30	30	30
Advisory Fees Paid, Amount			$ 201,186
InvestmentCompanyPortfolioTurnover			28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$56,456,481 Number of Portfolio Holdings30 Portfolio Turnover Rate28% Advisory Fees Paid$201,186
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		-%
Energy		100.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

The Williams Companies, Inc.	8.0%
Enbridge, Inc.	7.9%
ONEOK, Inc.	6.9%
TC Energy Corp.	6.6%
Cheniere Energy, Inc.	6.0%
Kinder Morgan, Inc.	5.7%
Targa Resources Corp.	5.0%
DT Midstream, Inc.	4.6%
Antero Midstream Corp.	4.6%
MPLX LP	4.5%

Material Fund Change [Text Block]

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000037683
Shareholder Report [Line Items]
Fund Name			VanEck Environmental Services ETF
Class Name			VanEck Environmental Services ETF
Trading Symbol			EVX
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Environmental Services ETF for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Environmental Services ETF	$63	0.55%

Expenses Paid, Amount			$ 63
Expense Ratio, Percent			0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The environmental services industry benefited from growing corporate and governmental initiatives focused on sustainability and recycling, supporting overall growth.

  Industrials were the largest sector contributor, with waste management companies expanding recycling capabilities.

  Republic Services, Inc. was the top individual contributor, benefiting from strong financial performance, effective pricing strategies, operational efficiency, and strategic acquisitions.

  The energy sector detracted the most, due to fluctuating oil prices, geopolitical tensions, and a shift in investor focus toward high-growth sectors like technology.

  Vertex Energy, Inc., was the largest detractor because of financial challenges, including a net losses in Q4 2023, operational setbacks like pausing renewable diesel production and filing for Chapter 11 bankruptcy in September 2024.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.
Line Graph [Table Text Block]
	EVX	NDUEACWF	AXENVTR	SPTR
Sep 14	$10,000	$10,000	$10,000	$10,000
Oct 14	$10,186	$10,070	$10,187	$10,244
Nov 14	$10,234	$10,239	$10,235	$10,520
Dec 14	$10,368	$10,041	$10,377	$10,493
Jan 15	$9,566	$9,884	$9,575	$10,178
Feb 15	$10,136	$10,435	$10,135	$10,763
Mar 15	$10,070	$10,273	$10,071	$10,593
Apr 15	$10,011	$10,571	$10,016	$10,695
May 15	$10,093	$10,557	$10,101	$10,832
Jun 15	$9,955	$10,309	$9,965	$10,622
Jul 15	$9,901	$10,398	$9,915	$10,845
Aug 15	$9,642	$9,685	$9,661	$10,191
Sep 15	$9,182	$9,334	$9,206	$9,939
Oct 15	$9,590	$10,067	$9,618	$10,777
Nov 15	$9,594	$9,984	$9,626	$10,809
Dec 15	$9,296	$9,804	$9,337	$10,638
Jan 16	$9,170	$9,213	$9,215	$10,111
Feb 16	$9,269	$9,149	$9,319	$10,097
Mar 16	$10,268	$9,827	$10,330	$10,782
Apr 16	$10,244	$9,972	$10,309	$10,824
May 16	$10,369	$9,985	$10,438	$11,018
Jun 16	$10,803	$9,924	$10,878	$11,047
Jul 16	$11,003	$10,352	$11,085	$11,454
Aug 16	$11,069	$10,387	$11,157	$11,470
Sep 16	$11,088	$10,451	$11,182	$11,472
Oct 16	$11,048	$10,273	$11,146	$11,263
Nov 16	$11,845	$10,351	$11,956	$11,680
Dec 16	$12,085	$10,575	$12,203	$11,911
Jan 17	$12,053	$10,864	$12,178	$12,137
Feb 17	$12,365	$11,169	$12,497	$12,619
Mar 17	$12,460	$11,305	$12,600	$12,633
Apr 17	$12,594	$11,482	$12,743	$12,763
May 17	$12,562	$11,735	$12,715	$12,943
Jun 17	$12,671	$11,789	$12,833	$13,023
Jul 17	$13,054	$12,118	$13,226	$13,291
Aug 17	$12,870	$12,164	$13,047	$13,332
Sep 17	$13,783	$12,399	$13,980	$13,607
Oct 17	$13,902	$12,657	$14,106	$13,925
Nov 17	$13,767	$12,902	$13,976	$14,352
Dec 17	$13,985	$13,110	$14,206	$14,511
Jan 18	$14,292	$13,850	$14,525	$15,342
Feb 18	$13,833	$13,268	$14,065	$14,777
Mar 18	$13,721	$12,984	$13,962	$14,401
Apr 18	$13,592	$13,108	$13,836	$14,456
May 18	$14,394	$13,124	$14,645	$14,804
Jun 18	$14,615	$13,053	$14,875	$14,895
Jul 18	$15,419	$13,447	$15,699	$15,450
Aug 18	$15,647	$13,552	$15,940	$15,953
Sep 18	$15,624	$13,611	$15,921	$16,044
Oct 18	$14,624	$12,591	$14,910	$14,947
Nov 18	$15,113	$12,776	$15,416	$15,252
Dec 18	$13,547	$11,876	$13,830	$13,875
Jan 19	$14,888	$12,813	$15,204	$14,987
Feb 19	$15,526	$13,156	$15,863	$15,468
Mar 19	$15,709	$13,322	$16,059	$15,769
Apr 19	$16,355	$13,771	$16,727	$16,407
May 19	$15,565	$12,955	$15,927	$15,364
Jun 19	$16,685	$13,803	$17,081	$16,447
Jul 19	$16,912	$13,843	$17,322	$16,684
Aug 19	$16,625	$13,515	$17,037	$16,419
Sep 19	$16,920	$13,799	$17,362	$16,727
Oct 19	$16,738	$14,177	$17,182	$17,089
Nov 19	$17,046	$14,523	$17,506	$17,709
Dec 19	$17,370	$15,034	$17,844	$18,244
Jan 20	$17,274	$14,868	$17,752	$18,237
Feb 20	$16,227	$13,667	$16,680	$16,735
Mar 20	$12,591	$11,822	$12,968	$14,668
Apr 20	$13,867	$13,089	$14,238	$16,549
May 20	$14,988	$13,658	$15,357	$17,337
Jun 20	$15,168	$14,094	$15,508	$17,682
Jul 20	$15,859	$14,840	$16,222	$18,679
Aug 20	$16,291	$15,748	$16,674	$20,021
Sep 20	$16,205	$15,240	$16,594	$19,260
Oct 20	$16,173	$14,870	$16,570	$18,748
Nov 20	$18,766	$16,703	$19,236	$20,801
Dec 20	$19,655	$17,478	$20,162	$21,600
Jan 21	$19,332	$17,399	$19,838	$21,382
Feb 21	$19,984	$17,802	$20,517	$21,972
Mar 21	$21,613	$18,277	$22,209	$22,934
Apr 21	$22,876	$19,076	$23,516	$24,158
May 21	$23,082	$19,373	$23,738	$24,327
Jun 21	$23,096	$19,628	$23,760	$24,895
Jul 21	$23,691	$19,764	$24,380	$25,486
Aug 21	$24,202	$20,258	$24,915	$26,261
Sep 21	$23,417	$19,422	$24,116	$25,040
Oct 21	$25,582	$20,413	$26,355	$26,794
Nov 21	$24,789	$19,921	$25,551	$26,608
Dec 21	$25,104	$20,718	$25,887	$27,801
Jan 22	$22,025	$19,701	$22,723	$26,362
Feb 22	$22,812	$19,192	$23,542	$25,573
Mar 22	$24,838	$19,607	$25,637	$26,522
Apr 22	$23,528	$18,038	$24,292	$24,209
May 22	$23,207	$18,059	$23,964	$24,254
Jun 22	$21,324	$16,537	$22,020	$22,252
Jul 22	$23,487	$17,692	$24,262	$24,304
Aug 22	$23,549	$17,040	$24,337	$23,312
Sep 22	$21,413	$15,409	$22,144	$21,165
Oct 22	$23,120	$16,339	$23,909	$22,879
Nov 22	$24,027	$17,606	$24,856	$24,158
Dec 22	$22,400	$16,913	$23,179	$22,766
Jan 23	$24,062	$18,126	$24,905	$24,196
Feb 23	$23,781	$17,606	$24,624	$23,606
Mar 23	$23,953	$18,149	$24,785	$24,473
Apr 23	$23,687	$18,410	$24,520	$24,855
May 23	$23,470	$18,213	$24,308	$24,963
Jun 23	$26,582	$19,270	$27,542	$26,612
Jul 23	$26,639	$19,976	$27,603	$27,467
Aug 23	$25,510	$19,418	$26,388	$27,030
Sep 23	$23,606	$18,615	$24,341	$25,741
Oct 23	$22,237	$18,055	$22,937	$25,200
Nov 23	$23,854	$19,721	$24,610	$27,501
Dec 23	$25,340	$20,669	$26,152	$28,750
Jan 24	$24,526	$20,790	$25,316	$29,233
Feb 24	$26,900	$21,682	$27,769	$30,794
Mar 24	$27,817	$22,363	$28,731	$31,785
Apr 24	$26,759	$21,625	$27,650	$30,487
May 24	$27,581	$22,503	$28,513	$31,999
Jun 24	$28,317	$23,004	$29,293	$33,147
Jul 24	$29,301	$23,375	$30,320	$33,550
Aug 24	$29,964	$23,969	$31,015	$34,364
Sep 24	$30,000	$24,526	$31,053	$35,098

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Environmental Services ETF	27.09%	12.13%	11.61%
NYSE Arca Environmental Services Index (TR) (AXENVTR)	27.57%	12.33%	12.00%
MSCI ACWI Net TR Index (NDUEACWF)	31.76%	12.19%	9.39%
S&P 500 Index Total Return (SPTR)	36.35%	15.98%	13.38%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 79,427,773	$ 79,427,773	$ 79,427,773
Holdings Count | Holding	23	23	23
Advisory Fees Paid, Amount			$ 322,817
InvestmentCompanyPortfolioTurnover			23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$79,427,773 Number of Portfolio Holdings23 Portfolio Turnover Rate23% Advisory Fees Paid$322,817
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		-%
Health Care		3.8%
Consumer Staples		4.0%
Materials		16.4%
Industrials		75.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Waste Management, Inc.	10.1%
Ecolab, Inc.	10.1%
Republic Services, Inc.	9.8%
Waste Connections, Inc.	9.8%
PureCycle Technologies, Inc.	4.1%
Darling Ingredients, Inc.	4.0%
ABM Industries, Inc.	3.9%
Donaldson Co., Inc.	3.9%
Veralto Corp.	3.9%
GFL Environmental, Inc.	3.9%

Material Fund Change [Text Block]

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000252161
Shareholder Report [Line Items]
Fund Name	VanEck Fabless Semiconductor ETF
Class Name	VanEck Fabless Semiconductor ETF
Trading Symbol	SMHX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Fabless Semiconductor ETF for the period August 27, 2024 (inception of Fund) to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Fabless Semiconductor ETF	$3	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Fabless semiconductor companies performed exceptionally since the inception of the Fund, bolstered by the increasing demand for advanced chip designs in Artificial Intelligence ("AI"), automotive and mobile devices.

  The information technology sector was the largest contributor, led by companies designing cutting-edge semiconductors.

  Impinj, Inc., a leader in RAIN RFID technology, has recently outperformed due to strong financial results as well as inclusion in more broad indices which helped boost attractiveness.

  Nvidia Corp. was the largest individual detractor since inception, underperforming due to recent earnings reports and estimations of future products.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.
Line Graph [Table Text Block]
	SMHX	NDUEACWF	MVSMHX
Aug-24	$10,000	$10,000	$10,000
Aug-24	$9,971	$10,036	$9,971
Sep-24	$10,160	$10,269	$10,155

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	Life*
VanEck Fabless Semiconductor ETF	1.60%
MarketVector™ US Listed Fabless Semiconductor Index (MVSMHX)	1.55%
MSCI ACWI Net TR Index (NDUEACWF)	2.69%

* Inception of Fund: 8/27/24

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Performance Inception Date	Aug. 27, 2024
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 6,416,630	$ 6,416,630	$ 6,416,630
Holdings Count | Holding	22	22	22
Advisory Fees Paid, Amount	$ 1,171
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$6,416,630 Number of Portfolio Holdings22 Portfolio Turnover Rate7% Advisory Fees Paid$1,171
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Application Software		9.2%
Semiconductors		90.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

NVIDIA Corp.	19.6%
Broadcom, Inc.	15.4%
Advanced Micro Devices, Inc.	5.2%
Astera Labs, Inc.	5.1%
Synopsys, Inc.	4.9%
Qualcomm, Inc.	4.8%
Monolithic Power Systems, Inc.	4.4%
Cadence Design Systems, Inc.	4.3%
ARM Holdings Plc	4.3%
Marvell Technology, Inc.	4.1%

Material Fund Change [Text Block]

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000057274
Shareholder Report [Line Items]
Fund Name			VanEck Gaming ETF
Class Name			VanEck Gaming ETF
Trading Symbol			BJK
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Gaming ETF for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Gaming ETF	$72	0.67%

Expenses Paid, Amount			$ 72
Expense Ratio, Percent			0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The global gaming and casino industry recovered over the past year as in-person gaming rebounded, though regulatory issues in key markets tempered growth.

  Consumer discretionary was the leading sector contributor, driven by renewed demand in both physical and online gaming.

  Aristocrat Leisure Ltd., was the leading individual contributor due to strong financial performance, including an increase in net profit in the first half of fiscal 2024 as well as strategic initiatives in its digital gaming.

  Sands China Ltd. was the largest individual detractor, primarily due to disruptions from ongoing renovations at the Londoner Macao, intensified competition within the Macao gaming sector, and regulatory challenges, including increased gaming taxes and mandated non-gaming investments.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.
Line Graph [Table Text Block]
	BJK	NDUEACWF	MVBJKTR	SPTR
Sep 14	$10,000	$10,000	$10,000	$10,000
Oct 14	$10,493	$10,070	$10,472	$10,244
Nov 14	$10,221	$10,239	$10,232	$10,520
Dec 14	$9,278	$10,041	$9,333	$10,493
Jan 15	$9,077	$9,884	$9,125	$10,178
Feb 15	$9,324	$10,435	$9,343	$10,763
Mar 15	$8,893	$10,273	$8,920	$10,593
Apr 15	$9,019	$10,571	$9,085	$10,695
May 15	$8,949	$10,557	$9,004	$10,832
Jun 15	$8,463	$10,309	$8,519	$10,622
Jul 15	$9,067	$10,398	$9,107	$10,845
Aug 15	$7,876	$9,685	$7,922	$10,191
Sep 15	$7,209	$9,334	$7,228	$9,939
Oct 15	$8,151	$10,067	$8,209	$10,777
Nov 15	$7,774	$9,984	$7,818	$10,809
Dec 15	$7,952	$9,804	$8,029	$10,638
Jan 16	$7,743	$9,213	$7,737	$10,111
Feb 16	$7,876	$9,149	$7,922	$10,097
Mar 16	$8,556	$9,827	$8,605	$10,782
Apr 16	$8,226	$9,972	$8,304	$10,824
May 16	$8,430	$9,985	$8,491	$11,018
Jun 16	$7,942	$9,924	$7,957	$11,047
Jul 16	$8,642	$10,352	$8,703	$11,454
Aug 16	$8,576	$10,387	$8,651	$11,470
Sep 16	$9,100	$10,451	$9,142	$11,472
Oct 16	$8,835	$10,273	$8,926	$11,263
Nov 16	$9,268	$10,351	$9,366	$11,680
Dec 16	$8,833	$10,575	$8,934	$11,911
Jan 17	$9,067	$10,864	$9,164	$12,137
Feb 17	$9,209	$11,169	$9,302	$12,619
Mar 17	$9,801	$11,305	$9,887	$12,633
Apr 17	$10,173	$11,482	$10,278	$12,763
May 17	$10,344	$11,735	$10,445	$12,943
Jun 17	$10,549	$11,789	$10,653	$13,023
Jul 17	$10,552	$12,118	$10,667	$13,291
Aug 17	$10,554	$12,164	$10,655	$13,332
Sep 17	$11,063	$12,399	$11,167	$13,607
Oct 17	$11,061	$12,657	$11,175	$13,925
Nov 17	$11,629	$12,902	$11,733	$14,352
Dec 17	$12,358	$13,110	$12,521	$14,511
Jan 18	$13,078	$13,850	$13,250	$15,342
Feb 18	$12,446	$13,268	$12,650	$14,777
Mar 18	$12,268	$12,984	$12,391	$14,401
Apr 18	$12,499	$13,108	$12,707	$14,456
May 18	$13,100	$13,124	$13,329	$14,804
Jun 18	$12,180	$13,053	$12,388	$14,895
Jul 18	$12,265	$13,447	$12,449	$15,450
Aug 18	$11,410	$13,552	$11,596	$15,953
Sep 18	$10,565	$13,611	$10,755	$16,044
Oct 18	$9,425	$12,591	$9,576	$14,947
Nov 18	$9,632	$12,776	$9,777	$15,252
Dec 18	$9,115	$11,876	$9,277	$13,875
Jan 19	$10,347	$12,813	$10,491	$14,987
Feb 19	$10,344	$13,156	$10,527	$15,468
Mar 19	$10,091	$13,322	$10,256	$15,769
Apr 19	$10,801	$13,771	$10,984	$16,407
May 19	$9,580	$12,955	$9,762	$15,364
Jun 19	$10,314	$13,803	$10,499	$16,447
Jul 19	$10,354	$13,843	$10,594	$16,684
Aug 19	$9,832	$13,515	$10,029	$16,419
Sep 19	$10,065	$13,799	$10,262	$16,727
Oct 19	$10,899	$14,177	$11,124	$17,089
Nov 19	$11,112	$14,523	$11,332	$17,709
Dec 19	$11,866	$15,034	$12,106	$18,244
Jan 20	$11,224	$14,868	$11,518	$18,237
Feb 20	$10,362	$13,667	$10,482	$16,735
Mar 20	$7,318	$11,822	$7,493	$14,668
Apr 20	$8,953	$13,089	$9,148	$16,549
May 20	$9,539	$13,658	$9,691	$17,337
Jun 20	$9,457	$14,094	$9,600	$17,682
Jul 20	$9,661	$14,840	$9,867	$18,679
Aug 20	$10,959	$15,748	$11,212	$20,021
Sep 20	$11,074	$15,240	$11,293	$19,260
Oct 20	$10,377	$14,870	$10,599	$18,748
Nov 20	$12,413	$16,703	$12,716	$20,801
Dec 20	$13,270	$17,478	$13,579	$21,600
Jan 21	$12,844	$17,399	$13,173	$21,382
Feb 21	$14,970	$17,802	$15,325	$21,972
Mar 21	$15,155	$18,277	$15,508	$22,934
Apr 21	$15,754	$19,076	$16,159	$24,158
May 21	$15,573	$19,373	$15,936	$24,327
Jun 21	$15,084	$19,628	$15,459	$24,895
Jul 21	$13,771	$19,764	$14,122	$25,486
Aug 21	$14,566	$20,258	$14,951	$26,261
Sep 21	$13,738	$19,422	$14,149	$25,040
Oct 21	$14,142	$20,413	$14,501	$26,794
Nov 21	$11,998	$19,921	$12,346	$26,608
Dec 21	$12,708	$20,718	$13,069	$27,801
Jan 22	$12,061	$19,701	$12,322	$26,362
Feb 22	$12,142	$19,192	$12,485	$25,573
Mar 22	$11,462	$19,607	$11,853	$26,522
Apr 22	$10,558	$18,038	$10,958	$24,209
May 22	$10,489	$18,059	$10,807	$24,254
Jun 22	$9,741	$16,537	$10,014	$22,252
Jul 22	$10,393	$17,692	$10,685	$24,304
Aug 22	$10,115	$17,040	$10,468	$23,312
Sep 22	$9,381	$15,409	$9,713	$21,165
Oct 22	$10,066	$16,339	$10,403	$22,879
Nov 22	$11,481	$17,606	$11,771	$24,158
Dec 22	$11,103	$16,913	$11,483	$22,766
Jan 23	$12,595	$18,126	$12,978	$24,196
Feb 23	$12,517	$17,606	$12,951	$23,606
Mar 23	$12,804	$18,149	$13,225	$24,473
Apr 23	$13,406	$18,410	$13,837	$24,855
May 23	$12,360	$18,213	$12,781	$24,963
Jun 23	$12,936	$19,270	$13,377	$26,612
Jul 23	$13,491	$19,976	$13,958	$27,467
Aug 23	$12,563	$19,418	$13,040	$27,030
Sep 23	$11,496	$18,615	$11,949	$25,741
Oct 23	$10,852	$18,055	$11,250	$25,200
Nov 23	$11,524	$19,721	$11,971	$27,501
Dec 23	$12,435	$20,669	$12,925	$28,750
Jan 24	$12,420	$20,790	$12,951	$29,233
Feb 24	$12,952	$21,682	$13,468	$30,794
Mar 24	$12,719	$22,363	$13,233	$31,785
Apr 24	$11,596	$21,625	$12,116	$30,487
May 24	$11,723	$22,503	$12,168	$31,999
Jun 24	$11,838	$23,004	$12,340	$33,147
Jul 24	$11,965	$23,375	$12,459	$33,550
Aug 24	$12,091	$23,969	$12,601	$34,364
Sep 24	$13,149	$24,526	$13,703	$35,098

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Gaming ETF	14.38%	5.49%	2.78%
MVIS® Global Gaming Index (MVBJKTR)	14.68%	5.95%	3.20%
MSCI ACWI Net TR Index (NDUEACWF)	31.76%	12.19%	9.39%
S&P 500 Index Total Return (SPTR)	36.35%	15.98%	13.38%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date			Sep. 30, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 38,191,166	$ 38,191,166	$ 38,191,166
Holdings Count | Holding	33	33	33
Advisory Fees Paid, Amount			$ 161,379
InvestmentCompanyPortfolioTurnover			22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$38,191,166 Number of Portfolio Holdings33 Portfolio Turnover Rate22% Advisory Fees Paid$161,379
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Real Estate		11.7%
Consumer Discretionary		88.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Flutter Entertainment Plc	7.9%
VICI Properties, Inc.	7.2%
Aristocrat Leisure Ltd.	7.2%
Las Vegas Sands Corp.	6.5%
DraftKings, Inc.	6.1%
Evolution AB	5.6%
Galaxy Entertainment Group Ltd.	5.4%
Gaming and Leisure Properties, Inc.	4.5%
MGM Resorts International	4.4%
Wynn Resorts Ltd.	4.3%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occured during the period ended September 30, 2024.

The Fund’s net expense ratio decreased to 0.67% for the year ended September 30, 2024 from 0.73% for the year ended September 30, 2023 as a result of lower interest expense.

Material Fund Change Expenses [Text Block]			The Fund’s net expense ratio decreased to 0.67% for the year ended September 30, 2024 from 0.73% for the year ended September 30, 2023 as a result of lower interest expense.
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]			The following material fund change occured during the period ended September 30, 2024.
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000237442
Shareholder Report [Line Items]
Fund Name			VanEck Green Infrastructure ETF
Class Name			VanEck Green Infrastructure ETF
Trading Symbol			RNEW
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Green Infrastructure ETF for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Green Infrastructure ETF	$48	0.47%

Expenses Paid, Amount			$ 48
Expense Ratio, Percent			0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Green infrastructure posted positive performance over the past year, driven by global commitments to reduce carbon emissions and increasing investments in renewable energy.

  Industrials were the leading sector, with companies involved in green construction and energy infrastructure outperforming.

  NextEra Energy, Inc., a leader in renewable energy, was the top individual contributor, benefiting from substantial investments in wind and solar projects.

  The utilities sector detracted the most, with companies in this sector facing fluctuating energy prices and regulatory delays.

  Électricité de France SA was the largest individual detractor, as rising costs and operational delays in nuclear projects impacted its performance.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.
Line Graph [Table Text Block]
	RNEW	SPTR	IUGIMWT
Oct 22	$10,000	$10,000	$10,000
Oct 22	$10,619	$10,412	$10,620
Nov 22	$11,013	$10,994	$11,018
Dec 22	$9,568	$10,360	$9,579
Jan 23	$10,614	$11,011	$10,622
Feb 23	$10,207	$10,743	$10,213
Mar 23	$10,144	$11,137	$10,150
Apr 23	$9,614	$11,311	$9,619
May 23	$9,607	$11,360	$9,609
Jun 23	$10,280	$12,111	$10,287
Jul 23	$10,903	$12,500	$10,914
Aug 23	$10,004	$12,301	$10,017
Sep 23	$9,438	$11,714	$9,452
Oct 23	$8,362	$11,468	$8,377
Nov 23	$9,035	$12,515	$9,053
Dec 23	$9,842	$13,084	$9,865
Jan 24	$8,736	$13,304	$8,756
Feb 24	$9,099	$14,014	$9,119
Mar 24	$9,311	$14,465	$9,330
Apr 24	$8,806	$13,874	$8,820
May 24	$9,853	$14,562	$9,867
Jun 24	$9,495	$15,084	$9,509
Jul 24	$10,105	$15,268	$10,122
Aug 24	$10,067	$15,638	$10,086
Sep 24	$10,043	$15,972	$10,065

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	Life*
VanEck Green Infrastructure ETF	6.42%	0.22%
Indxx US Green Infrastructure - MCAP Weighted Index (IUGIMWT)	6.49%	0.33%
S&P 500 Index Total Return (SPTR)	36.35%	27.13%

* Inception of Fund: 10/18/22

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Performance Inception Date			Oct. 18, 2022
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,900,253	$ 1,900,253	$ 1,900,253
Holdings Count | Holding	45	45	45
Advisory Fees Paid, Amount			$ 7,988
InvestmentCompanyPortfolioTurnover			5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,900,253 Number of Portfolio Holdings45 Portfolio Turnover Rate5% Advisory Fees Paid$7,988
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Materials		5.2%
Energy		7.8%
Information Technology		10.7%
Utilities		17.0%
Consumer Discretionary		20.5%
Industrials		38.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Tesla, Inc.	7.3%
Cheniere Energy, Inc.	5.6%
Clean Harbors, Inc.	5.4%
Quanta Services, Inc.	5.3%
Republic Services, Inc.	5.3%
Ecolab, Inc.	5.2%
Waste Management, Inc.	5.1%
Rivian Automotive, Inc.	4.7%
Donaldson Co., Inc.	4.5%
BorgWarner, Inc.	4.2%

Material Fund Change [Text Block]

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000195523
Shareholder Report [Line Items]
Fund Name			VanEck Inflation Allocation ETF
Class Name			VanEck Inflation Allocation ETF
Trading Symbol			RAAX
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Inflation Allocation ETF for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Inflation Allocation ETF	$48	0.44%

Expenses Paid, Amount			$ 48
Expense Ratio, Percent			0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Collectively, real assets gained on the year, despite declining inflation and a more muted global growth outlook. Financial real assets and income-producing real assets helped prop the segment’s collective returns as commodities and natural resources equities posted muted returns.

  The top contributing segment during the period was financial assets, specifically the Fund’s gold bullion and gold equity positions which benefited from increasing central bank gold buying. Income assets also contributed meaningfully to Fund performance with fairly equal contributions from midstream energy and Master Limited Partnerships, Real Estate Investment Trust exposure, and infrastructure equities.

  The largest detractors from Fund performance were commodities, specifically the VanEck Commodity Strategy ETF representing broad exposure to commodity futures contracts. The Fund’s exposure to energy equities, specifically oil services and diversified energy sector companies, also weighed on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.
Line Graph [Table Text Block]
	RAAX	SPTR	BCOMTR
Apr 18	$10,000	$10,000	$10,000
Apr 18	$10,298	$10,139	$10,190
May 18	$10,389	$10,383	$10,334
Jun 18	$10,203	$10,447	$9,973
Jul 18	$10,207	$10,836	$9,760
Aug 18	$10,115	$11,189	$9,588
Sep 18	$10,083	$11,253	$9,771
Oct 18	$9,762	$10,483	$9,561
Nov 18	$9,790	$10,697	$9,506
Dec 18	$9,900	$9,731	$8,852
Jan 19	$9,968	$10,511	$9,334
Feb 19	$9,968	$10,848	$9,428
Mar 19	$10,072	$11,059	$9,411
Apr 19	$9,968	$11,507	$9,372
May 19	$9,633	$10,776	$9,057
Jun 19	$10,192	$11,535	$9,299
Jul 19	$10,203	$11,701	$9,237
Aug 19	$10,082	$11,516	$9,023
Sep 19	$10,086	$11,731	$9,129
Oct 19	$10,135	$11,985	$9,313
Nov 19	$9,992	$12,420	$9,075
Dec 19	$10,518	$12,795	$9,532
Jan 20	$10,278	$12,790	$8,831
Feb 20	$9,502	$11,737	$8,386
Mar 20	$7,808	$10,288	$7,312
Apr 20	$7,860	$11,606	$7,200
May 20	$7,908	$12,159	$7,512
Jun 20	$7,960	$12,401	$7,683
Jul 20	$8,484	$13,100	$8,122
Aug 20	$8,679	$14,042	$8,671
Sep 20	$8,238	$13,508	$8,381
Oct 20	$8,114	$13,149	$8,499
Nov 20	$9,034	$14,588	$8,797
Dec 20	$9,074	$15,149	$9,235
Jan 21	$9,729	$14,996	$9,477
Feb 21	$10,177	$15,410	$10,090
Mar 21	$10,410	$16,085	$9,874
Apr 21	$10,826	$16,943	$10,692
May 21	$11,135	$17,062	$10,984
Jun 21	$11,151	$17,460	$11,187
Jul 21	$11,208	$17,875	$11,393
Aug 21	$11,169	$18,418	$11,359
Sep 21	$11,048	$17,562	$11,925
Oct 21	$11,869	$18,792	$12,233
Nov 21	$11,265	$18,662	$11,338
Dec 21	$11,690	$19,498	$11,738
Jan 22	$11,689	$18,489	$12,769
Feb 22	$12,274	$17,935	$13,564
Mar 22	$13,190	$18,601	$14,737
Apr 22	$12,772	$16,979	$15,347
May 22	$12,972	$17,010	$15,581
Jun 22	$11,610	$15,606	$13,902
Jul 22	$11,949	$17,045	$14,495
Aug 22	$11,712	$16,350	$14,508
Sep 22	$10,749	$14,844	$13,331
Oct 22	$11,516	$16,046	$13,597
Nov 22	$12,252	$16,943	$13,969
Dec 22	$11,904	$15,967	$13,627
Jan 23	$12,591	$16,970	$13,560
Feb 23	$11,887	$16,556	$12,923
Mar 23	$12,106	$17,164	$12,897
Apr 23	$12,193	$17,432	$12,800
May 23	$11,529	$17,507	$12,078
Jun 23	$11,993	$18,664	$12,566
Jul 23	$12,680	$19,264	$13,352
Aug 23	$12,455	$18,957	$13,250
Sep 23	$12,141	$18,053	$13,158
Oct 23	$12,037	$17,674	$13,193
Nov 23	$12,436	$19,288	$12,896
Dec 23	$12,635	$20,164	$12,549
Jan 24	$12,419	$20,503	$12,599
Feb 24	$12,565	$21,598	$12,414
Mar 24	$13,422	$22,293	$12,824
Apr 24	$13,308	$21,382	$13,169
May 24	$13,562	$22,442	$13,400
Jun 24	$13,528	$23,248	$13,194
Jul 24	$13,930	$23,531	$12,662
Aug 24	$14,052	$24,101	$12,668
Sep 24	$14,369	$24,616	$13,284

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	Life*
VanEck Inflation Allocation ETF	18.35%	7.34%	5.76%
Bloomberg Commodity Index Total Return (BCOMTR)	0.96%	7.79%	4.48%
S&P 500 Index Total Return (SPTR)	36.35%	15.98%	14.92%

* Inception of Fund: 4/9/18

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Performance Inception Date			Apr. 09, 2018
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 77,428,461	$ 77,428,461	$ 77,428,461
Holdings Count | Holding	15	15	15
Advisory Fees Paid, Amount			$ 257,958
InvestmentCompanyPortfolioTurnover			47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$77,428,461 Number of Portfolio Holdings15 Portfolio Turnover Rate47% Advisory Fees Paid$257,958
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(2.7)%
Money Market Fund		3.2%
Income Assets		24.2%
Financial Assets		28.5%
Resource Assets		46.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

VanEck Merk Gold ETF	26.3%
VanEck Commodity Strategy ETF	20.3%
VanEck Energy Income ETF	12.4%
Energy Select Sector SPDR Fund	11.1%
Materials Select Sector SPDR Fund	9.6%
iShares Residential and Multisector Real Estate ETF	6.8%
Global X US Infrastructure Development ETF	5.0%
VanEck Uranium and Nuclear ETF	2.0%
VanEck Steel ETF	1.8%
VanEck Gold Miners ETF	1.4%

Material Fund Change [Text Block]

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000170115
Shareholder Report [Line Items]
Fund Name			VanEck Long/Flat Trend ETF
Class Name			VanEck Long/Flat Trend ETF
Trading Symbol			LFEQ
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Long/Flat Trend ETF for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Long/Flat Trend ETF	$71	0.61%

Expenses Paid, Amount			$ 71
Expense Ratio, Percent			0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund experienced steady gains over the past year as upward trends in equities persisted, though volatility and market corrections toward the end of the period dampened returns slightly.

  The Fund's primary exposure is to the S&P 500 via the ETF VOO.

  Nvidia Corp. was the top individual contributor to VOO, driven by continued demand for their GPUs (graphics processing units) that are the market leader in powering Artificial Intelligence ("AI").

  The energy sector detracted the most, as oil price volatility and declining demand weighed on performance.

  Chevron Corp. was the largest individual detractor to VOO, underperforming due to weaker-than-expected oil prices and a drop in refining margins.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.
Line Graph [Table Text Block]
	LFEQ	SPTR	NDRCMGLF
Oct 17	$10,000	$10,000	$10,000
Oct 17	$10,152	$10,158	$10,158
Nov 17	$10,419	$10,470	$10,430
Dec 17	$10,479	$10,586	$10,520
Jan 18	$11,100	$11,192	$11,123
Feb 18	$10,683	$10,780	$10,713
Mar 18	$10,411	$10,506	$10,440
Apr 18	$10,415	$10,546	$10,454
May 18	$10,615	$10,800	$10,659
Jun 18	$10,675	$10,866	$10,715
Jul 18	$10,980	$11,271	$11,039
Aug 18	$11,265	$11,638	$11,336
Sep 18	$11,325	$11,704	$11,400
Oct 18	$10,547	$10,904	$10,621
Nov 18	$10,739	$11,127	$10,838
Dec 18	$10,007	$10,122	$10,078
Jan 19	$10,437	$10,933	$10,520
Feb 19	$10,583	$11,284	$10,658
Mar 19	$10,737	$11,503	$10,822
Apr 19	$11,166	$11,969	$11,260
May 19	$10,449	$11,208	$10,544
Jun 19	$11,174	$11,998	$11,287
Jul 19	$11,334	$12,171	$11,450
Aug 19	$11,143	$11,978	$11,268
Sep 19	$11,357	$12,202	$11,479
Oct 19	$11,600	$12,466	$11,728
Nov 19	$12,015	$12,919	$12,153
Dec 19	$12,367	$13,309	$12,520
Jan 20	$12,357	$13,304	$12,515
Feb 20	$11,350	$12,209	$11,485
Mar 20	$9,934	$10,701	$10,066
Apr 20	$11,191	$12,072	$11,357
May 20	$11,713	$12,647	$11,898
Jun 20	$11,918	$12,899	$12,134
Jul 20	$12,612	$13,626	$12,819
Aug 20	$13,484	$14,606	$13,740
Sep 20	$12,972	$14,051	$13,218
Oct 20	$12,636	$13,677	$12,866
Nov 20	$14,012	$15,174	$14,275
Dec 20	$14,233	$15,758	$14,824
Jan 21	$14,373	$15,599	$14,674
Feb 21	$14,764	$16,029	$15,079
Mar 21	$15,432	$16,731	$15,739
Apr 21	$16,241	$17,624	$16,579
May 21	$16,341	$17,747	$16,695
Jun 21	$16,703	$18,161	$17,085
Jul 21	$17,104	$18,592	$17,490
Aug 21	$17,601	$19,158	$18,022
Sep 21	$16,772	$18,267	$17,184
Oct 21	$17,943	$19,546	$18,388
Nov 21	$17,803	$19,411	$18,261
Dec 21	$18,603	$20,281	$19,079
Jan 22	$17,620	$19,231	$18,092
Feb 22	$17,087	$18,656	$17,550
Mar 22	$17,726	$19,348	$18,202
Apr 22	$16,164	$17,661	$16,614
May 22	$15,694	$17,693	$16,136
Jun 22	$15,693	$16,233	$16,156
Jul 22	$15,697	$17,730	$16,168
Aug 22	$14,538	$17,007	$14,988
Sep 22	$14,139	$15,440	$14,593
Oct 22	$14,513	$16,690	$14,994
Nov 22	$14,944	$17,623	$15,446
Dec 22	$14,514	$16,608	$15,006
Jan 23	$15,089	$17,651	$15,613
Feb 23	$14,706	$17,221	$15,232
Mar 23	$15,410	$17,853	$15,977
Apr 23	$15,495	$18,132	$16,081
May 23	$15,569	$18,210	$16,151
Jun 23	$16,575	$19,414	$17,219
Jul 23	$17,111	$20,037	$17,772
Aug 23	$16,826	$19,718	$17,489
Sep 23	$16,022	$18,778	$16,655
Oct 23	$15,667	$18,383	$16,305
Nov 23	$16,612	$20,062	$17,291
Dec 23	$17,364	$20,974	$18,077
Jan 24	$17,636	$21,326	$18,381
Feb 24	$18,546	$22,465	$19,362
Mar 24	$19,146	$23,188	$19,985
Apr 24	$18,372	$22,241	$19,169
May 24	$19,287	$23,343	$20,119
Jun 24	$19,966	$24,181	$20,841
Jul 24	$20,189	$24,475	$21,095
Aug 24	$20,663	$25,069	$21,606
Sep 24	$21,104	$25,604	$22,068

Performance Inception Date			Oct. 04, 2017
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date			Sep. 30, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 26,809,528	$ 26,809,528	$ 26,809,528
Holdings Count | Holding	1	1	1
Advisory Fees Paid, Amount			$ 70,181
InvestmentCompanyPortfolioTurnover			1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$26,809,528 Number of Portfolio Holdings1 Portfolio Turnover Rate1% Advisory Fees Paid$70,181
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.2%
Exchanged Traded Fund		99.8%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occured during the period ended September 30, 2024.

The Fund’s net expense ratio decreased to 0.61% for the year ended September 30, 2024 from 0.66% for the year ended September 30, 2023 as a result of lower interest expense.

Material Fund Change Expenses [Text Block]			The Fund’s net expense ratio decreased to 0.61% for the year ended September 30, 2024 from 0.66% for the year ended September 30, 2023 as a result of lower interest expense.
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]			The following material fund change occured during the period ended September 30, 2024.
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000230655
Shareholder Report [Line Items]
Fund Name			VanEck Morningstar ESG Moat ETF
Class Name			VanEck Morningstar ESG Moat ETF
Trading Symbol			MOTE
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Morningstar ESG Moat ETF for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar ESG Moat ETF	$57	0.50%

Expenses Paid, Amount			$ 57
Expense Ratio, Percent			0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted strong performance despite the lack of U.S. market breadth throughout the year and the Fund’s underweight to mega-caps which were a headwind for the period. The last three months of the period featured a rotation away from U.S. mega-caps toward more value-oriented areas of the market allowing the Fund to benefit from its exposure profile.

  The technology and financial services sectors contributed, by far, the most to the Fund’s performance over the period and industrials also contributed meaningfully to positive performance.

  The leading individual contributors to performance were TransUnion, Intercontinental Exchange, Inc. and Tyler Technologies, Inc.

  While no sector detracted from performance, the muted exposure and returns from real estate and energy stocks contributed least to performance.

  The leading individual detractors from performance were recreational vehicle manufacturer Polaris Inc., Nike Inc. and Brown-Forman Corp., an American distiller specializing in whiskey and bourbon.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.
Line Graph [Table Text Block]
	MOTE	SPTR	MSUSSMGU
Oct 21	$10,000	$10,000	$10,000
Oct 21	$10,689	$10,605	$10,693
Nov 21	$10,460	$10,531	$10,467
Dec 21	$10,838	$11,003	$10,848
Jan 22	$10,108	$10,434	$10,120
Feb 22	$9,710	$10,121	$9,725
Mar 22	$9,862	$10,497	$9,882
Apr 22	$9,054	$9,582	$9,076
May 22	$9,184	$9,599	$9,212
Jun 22	$8,591	$8,807	$8,620
Jul 22	$9,316	$9,619	$9,352
Aug 22	$8,863	$9,227	$8,901
Sep 22	$7,970	$8,377	$8,007
Oct 22	$8,618	$9,055	$8,662
Nov 22	$9,281	$9,561	$9,331
Dec 22	$8,821	$9,010	$8,873
Jan 23	$9,523	$9,577	$9,583
Feb 23	$9,304	$9,343	$9,366
Mar 23	$9,464	$9,686	$9,531
Apr 23	$9,450	$9,837	$9,521
May 23	$9,354	$9,880	$9,428
Jun 23	$9,877	$10,533	$9,959
Jul 23	$10,177	$10,871	$10,266
Aug 23	$9,860	$10,698	$9,950
Sep 23	$9,323	$10,188	$9,411
Oct 23	$8,929	$9,974	$9,017
Nov 23	$9,767	$10,885	$9,867
Dec 23	$10,431	$11,379	$10,545
Jan 24	$10,329	$11,570	$10,446
Feb 24	$10,825	$12,188	$10,951
Mar 24	$11,070	$12,580	$11,203
Apr 24	$10,459	$12,066	$10,588
May 24	$10,515	$12,665	$10,649
Jun 24	$10,744	$13,119	$10,887
Jul 24	$11,234	$13,279	$11,387
Aug 24	$11,598	$13,601	$11,761
Sep 24	$11,824	$13,891	$11,995

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	Life*
VanEck Morningstar ESG Moat ETF	26.82%	5.77%
Morningstar® US Sustainability Moat Focus Index (MSUSSMGU)	27.45%	6.28%
S&P 500 Index Total Return (SPTR)	36.35%	11.63%

* Inception of Fund: 10/5/21

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Performance Inception Date			Oct. 05, 2021
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 6,513,926	$ 6,513,926	$ 6,513,926
Holdings Count | Holding	62	62	62
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$6,513,926 Number of Portfolio Holdings62 Portfolio Turnover Rate33% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Real Estate		1.1%
Energy		1.3%
Materials		3.7%
Consumer Discretionary		6.8%
Communication Services		6.9%
Consumer Staples		8.1%
Health Care		12.0%
Industrials		17.4%
Financials		19.5%
Information Technology		23.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

TransUnion	3.2%
Tyler Technologies, Inc.	2.9%
Allegion plc	2.8%
Intercontinental Exchange, Inc.	2.8%
Masco Corp.	2.7%
Equifax, Inc.	2.7%
Autodesk, Inc.	2.6%
Thermo Fisher Scientific, Inc.	2.5%
Emerson Electric Co.	2.5%
Northern Trust Corp.	2.4%

Material Fund Change [Text Block]

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000204594
Shareholder Report [Line Items]
Fund Name			VanEck Morningstar Global Wide Moat ETF
Class Name			VanEck Morningstar Global Wide Moat ETF
Trading Symbol			MOTG
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Morningstar Global Wide Moat ETF for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar Global Wide Moat ETF	$60	0.52%

Expenses Paid, Amount			$ 60
Expense Ratio, Percent			0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Global equities rose as inflation decreased and growth picked up during the period. From a regional perspective, international equities lagged U.S. counterparts during the period in the face of slightly stickier inflation, monetary policy uncertainty and lower relative growth prospects in some regions.

  The Fund’s exposure to industrials and financials were the leading sector contributors to performance along with its exposure to the United States and United Kingdom.

  The leading individual contributors to performance were Taiwan Semiconductor Manufacturing Co. Ltd., Bank of New York Mellon Corp., and ASML Holding NV, the first and third benefited greatly from the momentum in the semiconductor industry.

  The Fund’s exposure to Brazil and China detracted most from performance while all sectors contributed positively to performance.

  The leading individual detractors from performance were Yum China Holdings. Inc., Baidu, Inc. and Bayer AG. Yum China and Baidu were victims of a weakening Chinese economy and consumer outlook during the period.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.
Line Graph [Table Text Block]
	MOTG	NDUEACWF	MSGWMFNU	SPTR
Oct 18	$10,000	$10,000	$10,000	$10,000
Oct 18	$10,115	$10,134	$10,133	$10,109
Nov 18	$10,549	$10,282	$10,560	$10,315
Dec 18	$9,759	$9,558	$9,778	$9,384
Jan 19	$10,414	$10,312	$10,443	$10,135
Feb 19	$10,736	$10,588	$10,777	$10,461
Mar 19	$10,807	$10,721	$10,839	$10,664
Apr 19	$11,189	$11,083	$11,237	$11,096
May 19	$10,569	$10,426	$10,622	$10,391
Jun 19	$11,268	$11,109	$11,294	$11,123
Jul 19	$11,385	$11,141	$11,424	$11,283
Aug 19	$11,261	$10,877	$11,293	$11,104
Sep 19	$11,501	$11,106	$11,534	$11,312
Oct 19	$11,763	$11,410	$11,804	$11,557
Nov 19	$12,149	$11,688	$12,191	$11,977
Dec 19	$12,495	$12,100	$12,549	$12,338
Jan 20	$12,547	$11,966	$12,623	$12,333
Feb 20	$11,566	$11,000	$11,585	$11,318
Mar 20	$10,159	$9,515	$10,222	$9,920
Apr 20	$11,379	$10,534	$11,435	$11,192
May 20	$12,006	$10,992	$12,018	$11,725
Jun 20	$12,203	$11,343	$12,240	$11,958
Jul 20	$12,640	$11,943	$12,685	$12,632
Aug 20	$13,400	$12,674	$13,460	$13,540
Sep 20	$13,076	$12,266	$13,113	$13,026
Oct 20	$12,698	$11,967	$12,748	$12,679
Nov 20	$14,104	$13,443	$14,173	$14,067
Dec 20	$14,531	$14,067	$14,595	$14,608
Jan 21	$14,576	$14,003	$14,639	$14,461
Feb 21	$14,883	$14,327	$14,933	$14,859
Mar 21	$15,369	$14,710	$15,429	$15,510
Apr 21	$16,084	$15,353	$16,168	$16,338
May 21	$16,353	$15,592	$16,459	$16,452
Jun 21	$16,364	$15,797	$16,444	$16,836
Jul 21	$16,492	$15,906	$16,584	$17,236
Aug 21	$16,862	$16,304	$16,967	$17,760
Sep 21	$16,083	$15,631	$16,209	$16,934
Oct 21	$16,681	$16,429	$16,777	$18,121
Nov 21	$15,847	$16,033	$15,972	$17,995
Dec 21	$16,634	$16,674	$16,775	$18,801
Jan 22	$16,328	$15,855	$16,426	$17,829
Feb 22	$16,103	$15,446	$16,253	$17,295
Mar 22	$16,189	$15,780	$16,363	$17,937
Apr 22	$15,123	$14,517	$15,314	$16,373
May 22	$15,372	$14,534	$15,512	$16,403
Jun 22	$14,202	$13,309	$14,313	$15,049
Jul 22	$15,191	$14,239	$15,313	$16,436
Aug 22	$14,401	$13,714	$14,555	$15,766
Sep 22	$12,961	$12,402	$13,118	$14,314
Oct 22	$13,897	$13,150	$14,043	$15,473
Nov 22	$15,202	$14,170	$15,305	$16,338
Dec 22	$14,747	$13,612	$14,922	$15,396
Jan 23	$15,795	$14,588	$15,937	$16,364
Feb 23	$15,204	$14,170	$15,383	$15,964
Mar 23	$15,491	$14,607	$15,649	$16,551
Apr 23	$15,665	$14,817	$15,830	$16,809
May 23	$15,061	$14,658	$15,224	$16,882
Jun 23	$15,913	$15,509	$16,081	$17,997
Jul 23	$16,387	$16,077	$16,575	$18,576
Aug 23	$15,561	$15,628	$15,764	$18,280
Sep 23	$14,794	$14,981	$14,996	$17,408
Oct 23	$14,214	$14,531	$14,378	$17,042
Nov 23	$15,429	$15,872	$15,621	$18,599
Dec 23	$16,399	$16,634	$16,620	$19,444
Jan 24	$16,103	$16,732	$16,350	$19,770
Feb 24	$16,655	$17,450	$16,884	$20,826
Mar 24	$17,156	$17,998	$17,401	$21,496
Apr 24	$16,451	$17,404	$16,744	$20,618
May 24	$16,991	$18,111	$17,192	$21,640
Jun 24	$16,784	$18,514	$17,048	$22,417
Jul 24	$17,692	$18,813	$17,961	$22,690
Aug 24	$18,569	$19,291	$18,838	$23,240
Sep 24	$19,073	$19,739	$19,390	$23,737

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	Life*
VanEck Morningstar Global Wide Moat ETF	28.93%	10.65%	11.53%
Morningstar® Global Wide Moat Focus- Net Index (MSGWMFNU)	29.31%	10.95%	11.84%
MSCI ACWI Net TR Index (NDUEACWF)	31.76%	12.19%	12.18%
S&P 500 Index Total Return (SPTR)	36.35%	15.98%	15.73%

* Inception of Fund: 10/30/18

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Performance Inception Date			Oct. 30, 2018
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 16,304,039	$ 16,304,039	$ 16,304,039
Holdings Count | Holding	75	75	75
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$16,304,039 Number of Portfolio Holdings75 Portfolio Turnover Rate78% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Materials		5.1%
Consumer Discretionary		7.1%
Communication Services		7.1%
Information Technology		11.2%
Health Care		11.7%
Consumer Staples		12.6%
Financials		16.2%
Industrials		28.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

TransUnion	2.2%
Brambles Ltd.	2.2%
Tencent Holdings Ltd.	2.2%
Masco Corp.	2.1%
Allegion plc	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.0%
Sanofi SA	2.0%
Corteva, Inc.	2.0%
Kao Corp.	2.0%
Singapore Exchange Ltd.	2.0%

Material Fund Change [Text Block]

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000155517
Shareholder Report [Line Items]
Fund Name			VanEck Morningstar International Moat ETF
Class Name			VanEck Morningstar International Moat ETF
Trading Symbol			MOTI
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Morningstar International Moat ETF for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar International Moat ETF	$64	0.58%

Expenses Paid, Amount			$ 64
Expense Ratio, Percent			0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Though they lagged their U.S. counterparts during the period, international equities posted strong returns as global inflation generally decreased and signs of global growth materialized in some regions.

  The Fund’s exposure to the communications services and technology sectors were the leading sector contributors to performance for the period and the Fund’s exposure to China and the United Kingdom contributed the most from a country perspective.

  The leading individual contributors to performance were Taiwan Semiconductor Manufacturing Co. Ltd., MediaTek, Inc., and Millicom International Cellular SA.

  The Fund’s exposure to France and Hong Kong were the largest detractors from performance along with its industrials sector exposure.

  The leading individual detractors from performance were railway equipment and services firm Alstom SA, STMicroelectronics NV, an analog chip manufacturer that did not benefit from the Artificial Intelligence ("AI")-led semiconductor momentum, and Yum China Holdings, Inc.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.
Line Graph [Table Text Block]
	MOTI	NDUEACWF	MGEUMFUN	SPTR
Jul 15	$10,000	$10,000	$10,000	$10,000
Jul 15	$9,894	$9,996	$9,906	$10,025
Aug 15	$9,035	$9,311	$9,047	$9,420
Sep 15	$8,777	$8,973	$8,787	$9,187
Oct 15	$9,350	$9,678	$9,411	$9,962
Nov 15	$9,205	$9,598	$9,253	$9,992
Dec 15	$8,974	$9,425	$9,068	$9,834
Jan 16	$8,466	$8,856	$8,471	$9,346
Feb 16	$8,469	$8,795	$8,546	$9,334
Mar 16	$9,214	$9,447	$9,306	$9,967
Apr 16	$9,328	$9,587	$9,439	$10,006
May 16	$9,151	$9,599	$9,242	$10,185
Jun 16	$8,766	$9,541	$8,809	$10,212
Jul 16	$9,134	$9,952	$9,232	$10,588
Aug 16	$9,228	$9,985	$9,338	$10,603
Sep 16	$9,472	$10,046	$9,555	$10,605
Oct 16	$9,181	$9,876	$9,303	$10,412
Nov 16	$9,338	$9,951	$9,469	$10,797
Dec 16	$9,433	$10,166	$9,591	$11,011
Jan 17	$9,938	$10,444	$10,083	$11,219
Feb 17	$10,154	$10,737	$10,309	$11,665
Mar 17	$10,497	$10,868	$10,653	$11,678
Apr 17	$10,693	$11,038	$10,862	$11,798
May 17	$11,150	$11,281	$11,325	$11,964
Jun 17	$11,184	$11,333	$11,364	$12,039
Jul 17	$11,726	$11,649	$11,930	$12,287
Aug 17	$11,851	$11,694	$12,039	$12,324
Sep 17	$12,021	$11,920	$12,215	$12,579
Oct 17	$11,987	$12,167	$12,190	$12,872
Nov 17	$12,095	$12,403	$12,288	$13,267
Dec 17	$12,231	$12,603	$12,503	$13,414
Jan 18	$12,974	$13,314	$13,242	$14,182
Feb 18	$12,299	$12,755	$12,632	$13,660
Mar 18	$12,246	$12,482	$12,462	$13,312
Apr 18	$12,289	$12,601	$12,605	$13,364
May 18	$11,912	$12,617	$12,186	$13,685
Jun 18	$11,693	$12,548	$11,985	$13,770
Jul 18	$12,063	$12,927	$12,325	$14,282
Aug 18	$11,880	$13,028	$12,162	$14,747
Sep 18	$11,883	$13,085	$12,191	$14,831
Oct 18	$10,847	$12,104	$11,117	$13,818
Nov 18	$11,213	$12,281	$11,464	$14,099
Dec 18	$10,598	$11,416	$10,885	$12,826
Jan 19	$11,514	$12,318	$11,754	$13,854
Feb 19	$11,666	$12,647	$11,968	$14,299
Mar 19	$11,592	$12,806	$11,883	$14,577
Apr 19	$11,849	$13,239	$12,166	$15,167
May 19	$10,926	$12,453	$11,238	$14,203
Jun 19	$11,540	$13,269	$11,852	$15,204
Jul 19	$11,344	$13,308	$11,698	$15,423
Aug 19	$11,008	$12,992	$11,321	$15,178
Sep 19	$11,378	$13,265	$11,715	$15,462
Oct 19	$11,734	$13,629	$12,108	$15,797
Nov 19	$11,914	$13,961	$12,285	$16,371
Dec 19	$12,369	$14,453	$12,760	$16,865
Jan 20	$11,690	$14,293	$12,142	$16,858
Feb 20	$11,012	$13,139	$11,273	$15,470
Mar 20	$9,417	$11,365	$9,829	$13,560
Apr 20	$10,287	$12,582	$10,657	$15,298
May 20	$10,591	$13,130	$10,861	$16,026
Jun 20	$10,948	$13,549	$11,265	$16,345
Jul 20	$11,220	$14,266	$11,560	$17,267
Aug 20	$11,724	$15,139	$12,130	$18,508
Sep 20	$11,362	$14,651	$11,722	$17,805
Oct 20	$11,066	$14,295	$11,431	$17,331
Nov 20	$12,723	$16,057	$13,187	$19,228
Dec 20	$13,272	$16,802	$13,744	$19,968
Jan 21	$13,119	$16,726	$13,606	$19,766
Feb 21	$13,786	$17,113	$14,253	$20,311
Mar 21	$14,067	$17,570	$14,546	$21,201
Apr 21	$14,254	$18,338	$14,785	$22,332
May 21	$14,739	$18,624	$15,219	$22,488
Jun 21	$14,111	$18,869	$14,628	$23,013
Jul 21	$13,467	$18,999	$13,969	$23,560
Aug 21	$13,559	$19,475	$14,091	$24,276
Sep 21	$13,252	$18,670	$13,838	$23,147
Oct 21	$13,499	$19,623	$14,045	$24,769
Nov 21	$12,728	$19,151	$13,285	$24,597
Dec 21	$13,307	$19,917	$13,883	$25,699
Jan 22	$13,555	$18,939	$14,009	$24,370
Feb 22	$13,366	$18,450	$13,940	$23,640
Mar 22	$13,135	$18,849	$13,799	$24,518
Apr 22	$12,522	$17,340	$13,223	$22,380
May 22	$12,932	$17,361	$13,526	$22,421
Jun 22	$11,953	$15,897	$12,449	$20,570
Jul 22	$12,173	$17,007	$12,679	$22,467
Aug 22	$11,613	$16,381	$12,203	$21,550
Sep 22	$10,384	$14,813	$10,947	$19,566
Oct 22	$10,674	$15,707	$11,200	$21,150
Nov 22	$12,412	$16,925	$12,878	$22,332
Dec 22	$12,320	$16,259	$12,969	$21,045
Jan 23	$13,645	$17,425	$14,272	$22,367
Feb 23	$13,339	$16,925	$13,997	$21,822
Mar 23	$13,602	$17,447	$14,247	$22,623
Apr 23	$13,561	$17,698	$14,193	$22,976
May 23	$12,949	$17,508	$13,575	$23,076
Jun 23	$13,540	$18,525	$14,191	$24,600
Jul 23	$14,309	$19,203	$15,003	$25,391
Aug 23	$13,336	$18,666	$14,044	$24,986
Sep 23	$12,753	$17,895	$13,458	$23,795
Oct 23	$12,164	$17,357	$12,770	$23,295
Nov 23	$13,157	$18,959	$13,844	$25,422
Dec 23	$13,625	$19,869	$14,359	$26,577
Jan 24	$12,939	$19,986	$13,687	$27,024
Feb 24	$13,332	$20,843	$14,064	$28,467
Mar 24	$13,615	$21,498	$14,370	$29,383
Apr 24	$13,538	$20,788	$14,381	$28,183
May 24	$14,378	$21,633	$15,093	$29,580
Jun 24	$13,781	$22,115	$14,574	$30,641
Jul 24	$13,986	$22,471	$14,800	$31,014
Aug 24	$14,376	$23,042	$15,201	$31,767
Sep 24	$15,374	$23,577	$16,340	$32,445

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	Life*
VanEck Morningstar International Moat ETF	20.56%	6.21%	4.78%
Morningstar® Global Markets ex-US Moat Focus IndexSM (MGEUMFUN)	21.42%	6.88%	5.47%
MSCI ACWI Net TR Index (NDUEACWF)	31.76%	12.19%	9.75%
S&P 500 Index Total Return (SPTR)	36.35%	15.98%	13.62%

* Inception of Fund: 7/13/15

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Performance Inception Date			Jul. 13, 2015
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date			Sep. 30, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 240,818,291	$ 240,818,291	$ 240,818,291
Holdings Count | Holding	68	68	68
Advisory Fees Paid, Amount			$ 1,054,442
InvestmentCompanyPortfolioTurnover			83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$240,818,291 Number of Portfolio Holdings68 Portfolio Turnover Rate83% Advisory Fees Paid$1,054,442
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Materials		3.0%
Real Estate		4.2%
Utilities		5.4%
Industrials		8.5%
Consumer Staples		9.7%
Information Technology		10.0%
Health Care		11.1%
Financials		12.9%
Communication Services		14.3%
Consumer Discretionary		21.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

JD.com, Inc.	2.7%
ANTA Sports Products Ltd.	2.3%
Inner Mongolia Yili Industrial Group Co. Ltd.	2.2%
Beijing Enterprises Holdings Ltd.	2.2%
Tencent Holdings Ltd.	2.2%
PDD Holdings, Inc.	2.1%
BT Group Plc	2.1%
Dexus	2.1%
China Gas Holdings Ltd.	2.1%
Just Eat Takeaway.com NV	2.1%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change was announced during the period ended September 30, 2024.

After the close of trading on the Cboe BZX Exchange, Inc., on December 20, 2024, the Fund's benchmark index will be the Morningstar® Global Markets ex-US Wide Moat Focus IndexSM and the Fund’s investment objective and principal investment strategy will change in connection therewith. In connection with this change, the Fund may experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the period of the transition, the Fund is likely to incur higher tracking error than is typical for the Fund.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]

After the close of trading on the Cboe BZX Exchange, Inc., on December 20, 2024, the Fund's benchmark index will be the Morningstar® Global Markets ex-US Wide Moat Focus IndexSM and the Fund’s investment objective and principal investment strategy will change in connection therewith. In connection with this change, the Fund may experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the period of the transition, the Fund is likely to incur higher tracking error than is typical for the Fund.

Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]			The following material fund change was announced during the period ended September 30, 2024.
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000237985
Shareholder Report [Line Items]
Fund Name			VanEck Morningstar SMID Moat ETF
Class Name			VanEck Morningstar SMID Moat ETF
Trading Symbol			SMOT
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Morningstar SMID Moat ETF for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar SMID Moat ETF	$55	0.49%

Expenses Paid, Amount			$ 55
Expense Ratio, Percent			0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  U.S. small- and mid-cap companies generally benefited from continued economic growth and declining inflation as the Fed considered and implemented its rate cut policy.

  During the period, the Fund benefited most from its exposure to the consumer discretionary and industrials sectors.

  The leading individual contributors to performance were DoorDash, Inc., Williams-Sonoma, Inc., and Tapestry, Inc., owner of a luxury brand portfolio featuring Coach, all from the consumer discretionary sector.

  The Fund’s exposure to consumer staples was the only sector-level detractor from performance.

  The leading individual detractors from performance were Boston Beer Co., human capital/staffing company TriNet Group, Inc. and ride sharing company, Lyft, Inc.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.
Line Graph [Table Text Block]
	SMOT	SPTR	MSUMMFGU
Oct 22	$10,000	$10,000	$10,000
Oct 22	$10,099	$10,223	$10,103
Nov 22	$10,916	$10,795	$10,924
Dec 22	$10,406	$10,173	$10,418
Jan 23	$11,649	$10,812	$11,668
Feb 23	$11,263	$10,548	$11,286
Mar 23	$10,950	$10,935	$10,977
Apr 23	$10,793	$11,106	$10,824
May 23	$10,535	$11,154	$10,569
Jun 23	$11,531	$11,891	$11,577
Jul 23	$12,024	$12,273	$12,077
Aug 23	$11,518	$12,078	$11,574
Sep 23	$10,949	$11,502	$11,006
Oct 23	$10,121	$11,260	$10,178
Nov 23	$11,129	$12,288	$11,197
Dec 23	$12,203	$12,847	$12,286
Jan 24	$11,860	$13,063	$11,945
Feb 24	$12,634	$13,760	$12,731
Mar 24	$13,227	$14,203	$13,336
Apr 24	$12,316	$13,623	$12,420
May 24	$12,523	$14,298	$12,635
Jun 24	$12,395	$14,811	$12,512
Jul 24	$13,123	$14,992	$13,245
Aug 24	$13,266	$15,355	$13,387
Sep 24	$13,569	$15,683	$13,697

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	Life*
VanEck Morningstar SMID Moat ETF	23.93%	16.58%
Morningstar® US Small-Mid Cap Moat Focus IndexSM (MSUMMFGU)	24.44%	17.13%
S&P 500 Index Total Return (SPTR)	36.35%	25.39%

* Inception of Fund: 10/4/22

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Performance Inception Date			Oct. 04, 2022
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 381,458,604	$ 381,458,604	$ 381,458,604
Holdings Count | Holding	106	106	106
Advisory Fees Paid, Amount			$ 1,278,869
InvestmentCompanyPortfolioTurnover			76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$381,458,604 Number of Portfolio Holdings106 Portfolio Turnover Rate76% Advisory Fees Paid$1,278,869
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Energy		1.7%
Consumer Staples		1.8%
Real Estate		2.1%
Utilities		4.1%
Communication Services		6.0%
Information Technology		11.4%
Health Care		11.5%
Materials		11.6%
Financials		13.3%
Industrials		16.1%
Consumer Discretionary		20.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Scotts Miracle-Gro Co.	1.6%
Lithia Motors, Inc.	1.6%
TransUnion	1.5%
Expedia Group, Inc.	1.5%
Live Nation Entertainment, Inc.	1.4%
DoorDash, Inc.	1.4%
Hasbro, Inc.	1.4%
Discover Financial Services	1.4%
Allegion plc	1.4%
Carlyle Group, Inc.	1.4%

Material Fund Change [Text Block]

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000112255
Shareholder Report [Line Items]
Fund Name			VanEck Morningstar Wide Moat ETF
Class Name			VanEck Morningstar Wide Moat ETF
Trading Symbol			MOAT
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Morningstar Wide Moat ETF for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar Wide Moat ETF	$53	0.47%

Expenses Paid, Amount			$ 53
Expense Ratio, Percent			0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted strong performance despite the lack of U.S. market breadth throughout the year and the Fund’s underweight to mega-caps which were a headwind for the period. The last three months of the period featured a rotation away from U.S. mega-caps toward more value-oriented areas of the market allowing the Fund to benefit from its exposure profile.

  The industrials sector contributed the most to the Fund’s performance during the period followed by financials and technology stocks.

  The leading individual contributors to performance were RTX Corp., International Flavors and Fragrances, Inc. and Equifax, Inc.

  While no sector detracted from Fund performance, exposure to consumer discretionary stocks contributed the least to performance.

  The leading individual detractors from performance were The Estee Lauder Companies, Inc., Biogen, Inc. and Etsy, Inc. Estee Lauder was particularly impacted by weakening demand for its beauty products in China.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.
Line Graph [Table Text Block]
	MOAT	SPTR	MWMFTR
Sep 14	$10,000	$10,000	$10,000
Oct 14	$10,070	$10,244	$10,076
Nov 14	$10,272	$10,520	$10,281
Dec 14	$10,064	$10,493	$10,078
Jan 15	$9,393	$10,178	$9,414
Feb 15	$10,009	$10,763	$10,032
Mar 15	$9,824	$10,593	$9,854
Apr 15	$10,203	$10,695	$10,237
May 15	$10,090	$10,832	$10,128
Jun 15	$9,934	$10,622	$9,975
Jul 15	$10,154	$10,845	$10,202
Aug 15	$9,445	$10,191	$9,491
Sep 15	$9,059	$9,939	$9,110
Oct 15	$9,772	$10,777	$9,832
Nov 15	$9,937	$10,809	$10,004
Dec 15	$9,570	$10,638	$9,647
Jan 16	$9,100	$10,111	$9,174
Feb 16	$9,570	$10,097	$9,653
Mar 16	$10,179	$10,782	$10,275
Apr 16	$10,705	$10,824	$10,810
May 16	$10,986	$11,018	$11,100
Jun 16	$10,761	$11,047	$10,879
Jul 16	$11,364	$11,454	$11,491
Aug 16	$11,450	$11,470	$11,585
Sep 16	$11,255	$11,472	$11,392
Oct 16	$10,996	$11,263	$11,133
Nov 16	$11,595	$11,680	$11,746
Dec 16	$11,650	$11,911	$11,805
Jan 17	$11,991	$12,137	$12,157
Feb 17	$12,604	$12,619	$12,783
Mar 17	$12,567	$12,633	$12,749
Apr 17	$12,808	$12,763	$13,000
May 17	$12,868	$12,943	$13,066
Jun 17	$13,233	$13,023	$13,441
Jul 17	$13,351	$13,291	$13,565
Aug 17	$13,250	$13,332	$13,471
Sep 17	$13,501	$13,607	$13,732
Oct 17	$13,545	$13,925	$13,782
Nov 17	$14,124	$14,352	$14,375
Dec 17	$14,353	$14,511	$14,614
Jan 18	$15,233	$15,342	$15,516
Feb 18	$14,533	$14,777	$14,805
Mar 18	$14,018	$14,401	$14,289
Apr 18	$14,214	$14,456	$14,498
May 18	$14,387	$14,804	$14,680
Jun 18	$14,736	$14,895	$15,041
Jul 18	$15,334	$15,450	$15,659
Aug 18	$15,625	$15,953	$15,962
Sep 18	$15,811	$16,044	$16,162
Oct 18	$14,898	$14,947	$15,231
Nov 18	$15,612	$15,252	$15,965
Dec 18	$14,171	$13,875	$14,505
Jan 19	$15,508	$14,987	$15,876
Feb 19	$16,069	$15,468	$16,456
Mar 19	$16,059	$15,769	$16,452
Apr 19	$16,800	$16,407	$17,217
May 19	$15,453	$15,364	$15,845
Jun 19	$16,562	$16,447	$16,991
Jul 19	$17,048	$16,684	$17,496
Aug 19	$16,648	$16,419	$17,093
Sep 19	$17,268	$16,727	$17,741
Oct 19	$17,979	$17,089	$18,481
Nov 19	$18,739	$17,709	$19,270
Dec 19	$19,126	$18,244	$19,677
Jan 20	$18,847	$18,237	$19,398
Feb 20	$17,491	$16,735	$18,005
Mar 20	$15,298	$14,668	$15,731
Apr 20	$17,427	$16,549	$17,931
May 20	$18,170	$17,337	$18,700
Jun 20	$18,242	$17,682	$18,773
Jul 20	$18,683	$18,679	$19,236
Aug 20	$19,809	$20,021	$20,404
Sep 20	$19,063	$19,260	$19,644
Oct 20	$18,534	$18,748	$19,105
Nov 20	$21,307	$20,801	$21,973
Dec 20	$21,948	$21,600	$22,646
Jan 21	$21,813	$21,382	$22,515
Feb 21	$23,137	$21,972	$23,890
Mar 21	$24,495	$22,934	$25,309
Apr 21	$25,541	$24,158	$26,403
May 21	$25,932	$24,327	$26,816
Jun 21	$26,218	$24,895	$27,124
Jul 21	$26,729	$25,486	$27,664
Aug 21	$27,099	$26,261	$28,058
Sep 21	$25,948	$25,040	$26,889
Oct 21	$26,895	$26,794	$27,882
Nov 21	$25,988	$26,608	$26,956
Dec 21	$27,228	$27,801	$28,263
Jan 22	$26,600	$26,362	$27,621
Feb 22	$26,297	$25,573	$27,316
Mar 22	$26,702	$26,522	$27,756
Apr 22	$24,703	$24,209	$25,687
May 22	$24,687	$24,254	$25,684
Jun 22	$22,829	$22,252	$23,763
Jul 22	$25,075	$24,304	$26,111
Aug 22	$23,841	$23,312	$24,837
Sep 22	$21,466	$21,165	$22,378
Oct 22	$22,912	$22,879	$23,894
Nov 22	$24,913	$24,158	$25,989
Dec 22	$23,541	$22,766	$24,566
Jan 23	$26,302	$24,196	$27,460
Feb 23	$25,576	$23,606	$26,712
Mar 23	$26,760	$24,473	$27,963
Apr 23	$27,021	$24,855	$28,246
May 23	$27,123	$24,963	$28,364
Jun 23	$28,906	$26,612	$30,245
Jul 23	$30,162	$27,467	$31,571
Aug 23	$29,066	$27,030	$30,436
Sep 23	$27,472	$25,741	$28,781
Oct 23	$26,176	$25,200	$27,432
Nov 23	$28,761	$27,501	$30,154
Dec 23	$31,007	$28,750	$32,527
Jan 24	$30,453	$29,233	$31,957
Feb 24	$31,738	$30,794	$33,319
Mar 24	$32,862	$31,785	$34,516
Apr 24	$31,221	$30,487	$32,805
May 24	$31,669	$31,999	$33,288
Jun 24	$31,667	$33,147	$33,302
Jul 24	$33,374	$33,550	$35,113
Aug 24	$34,838	$34,364	$36,668
Sep 24	$35,445	$35,098	$37,324

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Morningstar Wide Moat ETF	29.02%	15.47%	13.49%
Morningstar® Wide Moat Focus IndexSM (MWMFTR)	29.68%	16.04%	14.08%
S&P 500 Index Total Return (SPTR)	36.35%	15.98%	13.38%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 16,171,103,152	$ 16,171,103,152	$ 16,171,103,152
Holdings Count | Holding	55	55	55
Advisory Fees Paid, Amount			$ 62,325,191
InvestmentCompanyPortfolioTurnover			55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$16,171,103,152 Number of Portfolio Holdings55 Portfolio Turnover Rate55% Advisory Fees Paid$62,325,191
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Communication Services		4.9%
Consumer Discretionary		5.9%
Materials		6.2%
Financials		6.3%
Consumer Staples		13.8%
Information Technology		17.6%
Health Care		21.2%
Industrials		24.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

TransUnion	2.8%
Gilead Sciences, Inc.	2.7%
Bristol-Myers Squibb Co.	2.7%
Autodesk, Inc.	2.6%
MarketAxess Holdings, Inc.	2.6%
Kenvue, Inc.	2.6%
Allegion plc	2.6%
Bio-Rad Laboratories, Inc.	2.6%
Salesforce, Inc.	2.6%
Brown-Forman Corp.	2.5%

Material Fund Change [Text Block]

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000245436
Shareholder Report [Line Items]
Fund Name		VanEck Morningstar Wide Moat Growth ETF
Class Name		VanEck Morningstar Wide Moat Growth ETF
Trading Symbol		MGRO
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the VanEck Morningstar Wide Moat Growth ETF for the period March 26, 2024 (inception of Fund) to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number		800.826.2333
Additional Information Email		info@vaneck.com
Additional Information Website		https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar Wide Moat Growth ETF	$26	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Growth stocks benefited from a strong start to the period influenced heavily by technology companies and the momentum behind artificial intelligence demand; however, consumer sentiment shifted in favor of value stocks amid concerns over stretched growth valuations and a focus on more defensive portfolio positioning in the last three months of the period.

  During the period since the Fund’s inception, technology stocks contributed the most to the Fund’s performance followed by industrials stocks.

  The leading individual contributors to performance were Tyler Technologies, Inc., TransUnion, and Teradyne, Inc.

  Consumer staples stocks detracted the most from performance followed by consumer discretionary and health care stocks.

  The leading individual detractors from performance were The Estee Lauder Companies, Inc., Etsy, Inc. and Veeva Systems, Inc.

Performance Past Does Not Indicate Future [Text]		The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.
Line Graph [Table Text Block]
	MGRO	SPTR	MSUBGFGU
Mar-24	$10,000	$10,000	$10,000
Mar-24	$10,148	$10,099	$10,148
Apr-24	$9,469	$9,687	$9,473
May-24	$9,267	$10,167	$9,274
Jun-24	$9,535	$10,532	$9,547
Jul-24	$9,849	$10,660	$9,865
Aug-24	$10,231	$10,918	$10,251
Sep-24	$10,494	$11,152	$10,519

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	Life*
VanEck Morningstar Wide Moat Growth ETF	4.94%
Morningstar® US Broad Growth Wide Moat Focus Index (MSUBGFGU)	5.19%
S&P 500 Index Total Return (SPTR)	11.52%

* Inception of Fund: 3/26/24

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Performance Inception Date		Mar. 26, 2024
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 785,903	$ 785,903	$ 785,903
Holdings Count | Holding	39	39	39
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$785,903 Number of Portfolio Holdings39 Portfolio Turnover Rate16% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.2%
Materials		2.1%
Communication Services		3.5%
Financials		3.6%
Consumer Discretionary		8.6%
Consumer Staples		11.4%
Health Care		17.2%
Industrials		23.3%
Information Technology		30.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

TransUnion	5.3%
Autodesk, Inc.	4.9%
Salesforce, Inc.	4.8%
Agilent Technologies, Inc.	4.7%
Rockwell Automation, Inc.	4.5%
Estee Lauder Cos, Inc.	4.5%
Veeva Systems, Inc.	4.4%
Adobe, Inc.	4.3%
Amazon.com, Inc.	4.3%
MarketAxess Holdings, Inc.	3.1%

Material Fund Change [Text Block]

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address		https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000245438
Shareholder Report [Line Items]
Fund Name		VanEck Morningstar Wide Moat Value ETF
Class Name		VanEck Morningstar Wide Moat Value ETF
Trading Symbol		MVAL
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the VanEck Morningstar Wide Moat Value ETF for the period March 26, 2024 (inception of Fund) to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number		800.826.2333
Additional Information Email		info@vaneck.com
Additional Information Website		https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar Wide Moat Value ETF	$27	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount		$ 27
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted strong performance for the period as U.S. equities benefited from declining inflation and anticipated Fed rate cuts. Value stocks lagged growth stocks in the U.S. until the last three months of the period as consumer sentiment shifted in favor of value stocks amid concerns over stretched growth valuations and a focus on more defensive portfolio positioning.

  During the period since the Fund’s inception, the industrials sector contributed the most to the Fund’s performance followed by consumer staples and materials.

  The leading individual contributors to performance were RTX Corp., International Flavors and Fragrances, Inc., and C.H. Robinson Worldwide, Inc., a domestic freight logistics operator.

  Communications services was the only sector to detract from performance while consumer discretionary and financials were the two positive performing sectors that contributed least to performance.

  The leading individual detractors from performance were Zimmer Biomet Holdings, Inc., The Walt Disney Co., and Etsy, Inc.

Performance Past Does Not Indicate Future [Text]		The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.
Line Graph [Table Text Block]
	MVAL	SPTR	MSUBVFGU
Mar-24	$10,000	$10,000	$10,000
Mar-24	$10,230	$10,099	$10,231
Apr-24	$9,768	$9,687	$9,772
May-24	$10,079	$10,167	$10,089
Jun-24	$9,956	$10,532	$9,971
Jul-24	$10,605	$10,660	$10,624
Aug-24	$10,995	$10,918	$11,019
Sep-24	$11,171	$11,152	$11,201

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	Life*
VanEck Morningstar Wide Moat Value ETF	11.71%
Morningstar® US Broad Value Wide Moat Focus Index (MSUBVFGU)	12.01%
S&P 500 Index Total Return (SPTR)	11.52%

* Inception of Fund: 3/26/24

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Performance Inception Date		Mar. 26, 2024
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 5,025,381	$ 5,025,381	$ 5,025,381
Holdings Count | Holding	40	40	40
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$5,025,381 Number of Portfolio Holdings40 Portfolio Turnover Rate48% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		-%
Information Technology		6.0%
Communication Services		6.4%
Materials		6.9%
Consumer Discretionary		7.3%
Financials		8.5%
Consumer Staples		17.4%
Health Care		22.9%
Industrials		24.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Gilead Sciences, Inc.	4.9%
Bristol-Myers Squibb Co.	4.8%
Kenvue, Inc.	4.7%
US Bancorp	4.5%
Campbell Soup Co.	4.5%
Emerson Electric Co.	4.3%
International Flavors & Fragrances, Inc.	4.4%
Altria Group, Inc.	4.3%
Pfizer, Inc.	4.2%
Boeing Co.	3.7%

Material Fund Change [Text Block]

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address		https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000105867
Shareholder Report [Line Items]
Fund Name			VanEck Pharmaceutical ETF
Class Name			VanEck Pharmaceutical ETF
Trading Symbol			PPH
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Pharmaceutical ETF for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Pharmaceutical ETF	$40	0.36%

Expenses Paid, Amount			$ 40
Expense Ratio, Percent			0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The pharmaceutical industry remained robust, with consistent drug development and increased demand for innovative therapies driving growth.

  Healthcare was the leading sector contributor, driven by new drug approvals and positive earnings reports.

  Eli Lilly and Co. was the top individual contributor a global pharmaceutical company, outperformed over the past year due to strong financial performance, driven by increased sales of its diabetes and obesity treatments, and the successful development of innovative drugs like Mounjaro and Zepbound.

  The consumer staples sector contributed the least, as it has limited exposure to pharmaceutical growth.

  Pfizer, Inc. was the largest individual detractor, due to declining sales of its COVID-19 products, upcoming patent expirations for key drugs, and investor concerns over recent high-cost acquisitions.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.
Line Graph [Table Text Block]
	PPH	NDUEACWF	MVPPHTR	SPTR
Sep 14	$10,000	$10,000	$10,000	$10,000
Oct 14	$10,018	$10,070	$10,018	$10,244
Nov 14	$10,466	$10,239	$10,464	$10,520
Dec 14	$10,147	$10,041	$10,184	$10,493
Jan 15	$10,356	$9,884	$10,355	$10,178
Feb 15	$10,967	$10,435	$10,965	$10,763
Mar 15	$11,126	$10,273	$11,122	$10,593
Apr 15	$11,296	$10,571	$11,296	$10,695
May 15	$11,638	$10,557	$11,635	$10,832
Jun 15	$11,296	$10,309	$11,296	$10,622
Jul 15	$11,881	$10,398	$11,879	$10,845
Aug 15	$10,900	$9,685	$10,899	$10,191
Sep 15	$10,096	$9,334	$10,096	$9,939
Oct 15	$10,427	$10,067	$10,428	$10,777
Nov 15	$10,405	$9,984	$10,404	$10,809
Dec 15	$10,500	$9,804	$10,533	$10,638
Jan 16	$9,763	$9,213	$9,764	$10,111
Feb 16	$9,264	$9,149	$9,263	$10,097
Mar 16	$9,283	$9,827	$9,283	$10,782
Apr 16	$9,493	$9,972	$9,496	$10,824
May 16	$9,596	$9,985	$9,598	$11,018
Jun 16	$9,573	$9,924	$9,579	$11,047
Jul 16	$10,137	$10,352	$10,144	$11,454
Aug 16	$9,655	$10,387	$9,662	$11,470
Sep 16	$9,417	$10,451	$9,426	$11,472
Oct 16	$8,528	$10,273	$8,537	$11,263
Nov 16	$8,524	$10,351	$8,532	$11,680
Dec 16	$8,635	$10,575	$8,669	$11,911
Jan 17	$8,623	$10,864	$8,635	$12,137
Feb 17	$9,179	$11,169	$9,187	$12,619
Mar 17	$9,103	$11,305	$9,113	$12,633
Apr 17	$9,191	$11,482	$9,199	$12,763
May 17	$9,544	$11,735	$9,549	$12,943
Jun 17	$9,828	$11,789	$9,836	$13,023
Jul 17	$9,703	$12,118	$9,710	$13,291
Aug 17	$9,313	$12,164	$9,319	$13,332
Sep 17	$9,661	$12,399	$9,673	$13,607
Oct 17	$9,276	$12,657	$9,288	$13,925
Nov 17	$9,635	$12,902	$9,647	$14,352
Dec 17	$9,964	$13,110	$10,004	$14,511
Jan 18	$10,349	$13,850	$10,366	$15,342
Feb 18	$9,732	$13,268	$9,746	$14,777
Mar 18	$9,541	$12,984	$9,554	$14,401
Apr 18	$9,607	$13,108	$9,619	$14,456
May 18	$9,838	$13,124	$9,848	$14,804
Jun 18	$10,008	$13,053	$10,021	$14,895
Jul 18	$10,537	$13,447	$10,551	$15,450
Aug 18	$10,828	$13,552	$10,842	$15,953
Sep 18	$10,958	$13,611	$10,974	$16,044
Oct 18	$10,320	$12,591	$10,335	$14,947
Nov 18	$10,720	$12,776	$10,734	$15,252
Dec 18	$9,401	$11,876	$9,450	$13,875
Jan 19	$10,048	$12,813	$10,062	$14,987
Feb 19	$10,403	$13,156	$10,415	$15,468
Mar 19	$10,413	$13,322	$10,423	$15,769
Apr 19	$10,042	$13,771	$10,049	$16,407
May 19	$9,450	$12,955	$9,453	$15,364
Jun 19	$10,134	$13,803	$10,140	$16,447
Jul 19	$9,972	$13,843	$9,971	$16,684
Aug 19	$9,777	$13,515	$9,775	$16,419
Sep 19	$9,874	$13,799	$9,874	$16,727
Oct 19	$10,334	$14,177	$10,334	$17,089
Nov 19	$10,836	$14,523	$10,834	$17,709
Dec 19	$11,199	$15,034	$11,223	$18,244
Jan 20	$11,205	$14,868	$11,196	$18,237
Feb 20	$10,330	$13,667	$10,316	$16,735
Mar 20	$9,519	$11,822	$9,498	$14,668
Apr 20	$10,666	$13,089	$10,639	$16,549
May 20	$11,141	$13,658	$11,111	$17,337
Jun 20	$10,947	$14,094	$10,920	$17,682
Jul 20	$11,153	$14,840	$11,115	$18,679
Aug 20	$11,382	$15,748	$11,342	$20,021
Sep 20	$10,963	$15,240	$10,927	$19,260
Oct 20	$10,456	$14,870	$10,422	$18,748
Nov 20	$11,534	$16,703	$11,494	$20,801
Dec 20	$11,782	$17,478	$11,780	$21,600
Jan 21	$12,125	$17,399	$12,074	$21,382
Feb 21	$12,002	$17,802	$11,950	$21,972
Mar 21	$12,274	$18,277	$12,217	$22,934
Apr 21	$12,452	$19,076	$12,393	$24,158
May 21	$12,913	$19,373	$12,846	$24,327
Jun 21	$13,062	$19,628	$12,996	$24,895
Jul 21	$13,439	$19,764	$13,358	$25,486
Aug 21	$13,657	$20,258	$13,572	$26,261
Sep 21	$13,056	$19,422	$12,976	$25,040
Oct 21	$13,553	$20,413	$13,470	$26,794
Nov 21	$12,897	$19,921	$12,814	$26,608
Dec 21	$13,938	$20,718	$13,839	$27,801
Jan 22	$13,738	$19,701	$13,639	$26,362
Feb 22	$13,718	$19,192	$13,616	$25,573
Mar 22	$14,437	$19,607	$14,327	$26,522
Apr 22	$14,128	$18,038	$14,025	$24,209
May 22	$14,425	$18,059	$14,316	$24,254
Jun 22	$13,991	$16,537	$13,888	$22,252
Jul 22	$14,045	$17,692	$13,935	$24,304
Aug 22	$12,921	$17,040	$12,817	$23,312
Sep 22	$12,284	$15,409	$12,188	$21,165
Oct 22	$13,364	$16,339	$13,258	$22,879
Nov 22	$14,146	$17,606	$14,030	$24,158
Dec 22	$14,306	$16,913	$14,191	$22,766
Jan 23	$14,418	$18,126	$14,283	$24,196
Feb 23	$13,917	$17,606	$13,785	$23,606
Mar 23	$14,283	$18,149	$14,143	$24,473
Apr 23	$14,634	$18,410	$14,489	$24,855
May 23	$14,024	$18,213	$13,874	$24,963
Jun 23	$14,623	$19,270	$14,471	$26,612
Jul 23	$14,995	$19,976	$14,800	$27,467
Aug 23	$15,265	$19,418	$15,062	$27,030
Sep 23	$14,881	$18,615	$14,685	$25,741
Oct 23	$14,101	$18,055	$13,914	$25,200
Nov 23	$14,707	$19,721	$14,504	$27,501
Dec 23	$15,291	$20,669	$15,071	$28,750
Jan 24	$16,031	$20,790	$15,795	$29,233
Feb 24	$16,697	$21,682	$16,451	$30,794
Mar 24	$17,050	$22,363	$16,793	$31,785
Apr 24	$16,556	$21,625	$16,306	$30,487
May 24	$17,090	$22,503	$16,828	$31,999
Jun 24	$17,299	$23,004	$17,027	$33,147
Jul 24	$17,663	$23,375	$17,379	$33,550
Aug 24	$18,871	$23,969	$18,565	$34,364
Sep 24	$18,055	$24,526	$17,760	$35,098

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Pharmaceutical ETF	21.33%	12.83%	6.09%
MVIS® US Listed Pharmaceutical 25 Index (MVPPHTR)	20.94%	12.46%	5.91%
MSCI ACWI Net TR Index (NDUEACWF)	31.76%	12.19%	9.39%
S&P 500 Index Total Return (SPTR)	36.35%	15.98%	13.38%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 726,530,518	$ 726,530,518	$ 726,530,518
Holdings Count | Holding	26	26	26
Advisory Fees Paid, Amount			$ 1,860,347
InvestmentCompanyPortfolioTurnover			12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$726,530,518 Number of Portfolio Holdings26 Portfolio Turnover Rate12% Advisory Fees Paid$1,860,347
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.2%
Personal Care Products		4.7%
Biotechnology		6.2%
Health Care Distributors		9.0%
Pharmaceuticals		79.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Eli Lilly & Co.	12.8%
Novo Nordisk A/S	8.3%
Johnson & Johnson	6.5%
AbbVie, Inc.	6.2%
Merck & Co., Inc.	5.1%
Novartis AG	5.1%
AstraZeneca Plc	4.9%
Bristol-Myers Squibb Co.	4.9%
Zoetis, Inc.	4.7%
Haleon Plc	4.7%

Material Fund Change [Text Block]

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000105868
Shareholder Report [Line Items]
Fund Name			VanEck Retail ETF
Class Name			VanEck Retail ETF
Trading Symbol			RTH
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Retail ETF for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Retail ETF	$41	0.35%

Expenses Paid, Amount			$ 41
Expense Ratio, Percent			0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The retail industry performed well over the past year, supported by robust consumer spending and the continued expansion of e-commerce, despite inflationary pressures.

  Consumer discretionary was the top sector contributor, led by major retail chains capitalizing on increasing demand.

  Amazon.com, Inc. was the top individual contributor, benefiting from record-breaking e-commerce sales and expansion into new markets.

  The healthcare sector was the weakest performer, as supply chain disruptions and rising costs impacted profitability for many retailers.

  Lululemon athletica, Inc. was the largest individual detractor, due to product assortment challenges, financial performance issues with lower-than-expected revenue growth and downward revisions of full-year forecasts, and increased competition.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.
Line Graph [Table Text Block]
	RTH	NDUEACWF	MVRTHTR	SPTR
Sep 14	$10,000	$10,000	$10,000	$10,000
Oct 14	$10,334	$10,070	$10,334	$10,244
Nov 14	$11,270	$10,239	$11,270	$10,520
Dec 14	$11,561	$10,041	$11,558	$10,493
Jan 15	$11,616	$9,884	$11,614	$10,178
Feb 15	$12,335	$10,435	$12,326	$10,763
Mar 15	$12,483	$10,273	$12,469	$10,593
Apr 15	$12,079	$10,571	$12,065	$10,695
May 15	$12,175	$10,557	$12,161	$10,832
Jun 15	$12,035	$10,309	$12,019	$10,622
Jul 15	$12,706	$10,398	$12,689	$10,845
Aug 15	$12,053	$9,685	$12,034	$10,191
Sep 15	$11,862	$9,334	$11,844	$9,939
Oct 15	$12,393	$10,067	$12,376	$10,777
Nov 15	$12,574	$9,984	$12,557	$10,809
Dec 15	$12,810	$9,804	$12,797	$10,638
Jan 16	$12,120	$9,213	$12,108	$10,111
Feb 16	$12,085	$9,149	$12,070	$10,097
Mar 16	$12,716	$9,827	$12,697	$10,782
Apr 16	$12,548	$9,972	$12,530	$10,824
May 16	$12,636	$9,985	$12,613	$11,018
Jun 16	$12,759	$9,924	$12,735	$11,047
Jul 16	$13,242	$10,352	$13,219	$11,454
Aug 16	$13,030	$10,387	$13,001	$11,470
Sep 16	$12,861	$10,451	$12,834	$11,472
Oct 16	$12,370	$10,273	$12,344	$11,263
Nov 16	$12,828	$10,351	$12,797	$11,680
Dec 16	$12,736	$10,575	$12,701	$11,911
Jan 17	$12,863	$10,864	$12,829	$12,137
Feb 17	$13,274	$11,169	$13,237	$12,619
Mar 17	$13,256	$11,305	$13,217	$12,633
Apr 17	$13,645	$11,482	$13,606	$12,763
May 17	$13,899	$11,735	$13,844	$12,943
Jun 17	$13,491	$11,789	$13,439	$13,023
Jul 17	$13,711	$12,118	$13,657	$13,291
Aug 17	$13,276	$12,164	$13,221	$13,332
Sep 17	$13,666	$12,399	$13,610	$13,607
Oct 17	$13,696	$12,657	$13,639	$13,925
Nov 17	$15,003	$12,902	$14,933	$14,352
Dec 17	$15,565	$13,110	$15,497	$14,511
Jan 18	$17,292	$13,850	$17,214	$15,342
Feb 18	$16,485	$13,268	$16,410	$14,777
Mar 18	$15,887	$12,984	$15,813	$14,401
Apr 18	$16,456	$13,108	$16,379	$14,456
May 18	$16,388	$13,124	$16,305	$14,804
Jun 18	$17,068	$13,053	$16,985	$14,895
Jul 18	$17,563	$13,447	$17,477	$15,450
Aug 18	$18,872	$13,552	$18,772	$15,953
Sep 18	$18,996	$13,611	$18,898	$16,044
Oct 18	$17,595	$12,591	$17,507	$14,947
Nov 18	$17,649	$12,776	$17,557	$15,252
Dec 18	$16,188	$11,876	$16,101	$13,875
Jan 19	$17,420	$12,813	$17,327	$14,987
Feb 19	$17,613	$13,156	$17,516	$15,468
Mar 19	$18,064	$13,322	$17,961	$15,769
Apr 19	$18,643	$13,771	$18,536	$16,407
May 19	$17,482	$12,955	$17,376	$15,364
Jun 19	$18,772	$13,803	$18,657	$16,447
Jul 19	$18,954	$13,843	$18,838	$16,684
Aug 19	$19,403	$13,515	$19,280	$16,419
Sep 19	$19,722	$13,799	$19,597	$16,727
Oct 19	$20,060	$14,177	$19,932	$17,089
Nov 19	$20,670	$14,523	$20,537	$17,709
Dec 19	$20,904	$15,034	$20,768	$18,244
Jan 20	$20,769	$14,868	$20,635	$18,237
Feb 20	$19,540	$13,667	$19,411	$16,735
Mar 20	$18,334	$11,822	$18,202	$14,668
Apr 20	$21,017	$13,089	$20,865	$16,549
May 20	$22,408	$13,658	$22,247	$17,337
Jun 20	$23,030	$14,094	$22,865	$17,682
Jul 20	$24,623	$14,840	$24,448	$18,679
Aug 20	$26,454	$15,748	$26,265	$20,021
Sep 20	$25,878	$15,240	$25,694	$19,260
Oct 20	$25,082	$14,870	$24,904	$18,748
Nov 20	$27,428	$16,703	$27,234	$20,801
Dec 20	$27,459	$17,478	$27,254	$21,600
Jan 21	$27,371	$17,399	$27,169	$21,382
Feb 21	$26,863	$17,802	$26,664	$21,972
Mar 21	$28,869	$18,277	$28,653	$22,934
Apr 21	$30,378	$19,076	$30,155	$24,158
May 21	$29,877	$19,373	$29,656	$24,327
Jun 21	$30,713	$19,628	$30,486	$24,895
Jul 21	$30,907	$19,764	$30,680	$25,486
Aug 21	$31,721	$20,258	$31,488	$26,261
Sep 21	$30,571	$19,422	$30,347	$25,040
Oct 21	$32,630	$20,413	$32,395	$26,794
Nov 21	$33,483	$19,921	$33,244	$26,608
Dec 21	$34,308	$20,718	$34,066	$27,801
Jan 22	$31,926	$19,701	$31,706	$26,362
Feb 22	$30,972	$19,192	$30,758	$25,573
Mar 22	$31,827	$19,607	$31,606	$26,522
Apr 22	$30,044	$18,038	$29,837	$24,209
May 22	$28,526	$18,059	$28,325	$24,254
Jun 22	$26,825	$16,537	$26,636	$22,252
Jul 22	$29,775	$17,692	$29,569	$24,304
Aug 22	$29,268	$17,040	$29,057	$23,312
Sep 22	$27,301	$15,409	$27,110	$21,165
Oct 22	$28,716	$16,339	$28,516	$22,879
Nov 22	$30,515	$17,606	$30,297	$24,158
Dec 22	$28,291	$16,913	$28,089	$22,766
Jan 23	$30,193	$18,126	$29,979	$24,196
Feb 23	$28,426	$17,606	$28,226	$23,606
Mar 23	$29,134	$18,149	$28,929	$24,473
Apr 23	$29,512	$18,410	$29,305	$24,855
May 23	$29,180	$18,213	$28,966	$24,963
Jun 23	$31,143	$19,270	$30,926	$26,612
Jul 23	$32,087	$19,976	$31,864	$27,467
Aug 23	$31,449	$19,418	$31,220	$27,030
Sep 23	$29,916	$18,615	$29,704	$25,741
Oct 23	$29,924	$18,055	$29,708	$25,200
Nov 23	$31,935	$19,721	$31,696	$27,501
Dec 23	$33,954	$20,669	$33,688	$28,750
Jan 24	$34,327	$20,790	$34,059	$29,233
Feb 24	$37,028	$21,682	$36,743	$30,794
Mar 24	$38,005	$22,363	$37,711	$31,785
Apr 24	$35,654	$21,625	$35,381	$30,487
May 24	$36,164	$22,503	$35,881	$31,999
Jun 24	$37,041	$23,004	$36,762	$33,147
Jul 24	$37,546	$23,375	$37,260	$33,550
Aug 24	$37,730	$23,969	$37,435	$34,364
Sep 24	$39,348	$24,526	$39,051	$35,098

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Retail ETF	31.53%	14.81%	14.68%
MVIS® US Listed Retail 25 Index (MVRTHTR)	31.47%	14.79%	14.59%
MSCI ACWI Net TR Index (NDUEACWF)	31.76%	12.19%	9.39%
S&P 500 Index Total Return (SPTR)	36.35%	15.98%	13.38%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 222,980,515	$ 222,980,515	$ 222,980,515
Holdings Count | Holding	25	25	25
Advisory Fees Paid, Amount			$ 672,112
InvestmentCompanyPortfolioTurnover			7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$222,980,515 Number of Portfolio Holdings25 Portfolio Turnover Rate7% Advisory Fees Paid$672,112
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Health Care		13.0%
Consumer Staples		28.1%
Consumer Discretionary		59.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Amazon.com, Inc.	19.3%
Costco Wholesale Corp.	8.4%
Walmart, Inc.	8.3%
The Home Depot, Inc.	8.0%
Lowe's Companies, Inc.	5.2%
JD.com, Inc.	4.8%
CVS Health Corp.	4.8%
O'Reilly Automotive, Inc.	4.5%
The TJX Companies, Inc.	4.3%
McKesson Corp.	4.2%

Material Fund Change [Text Block]

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000240884
Shareholder Report [Line Items]
Fund Name			VanEck Robotics ETF
Class Name			VanEck Robotics ETF
Trading Symbol			IBOT
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Robotics ETF for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Robotics ETF	$54	0.47%

Expenses Paid, Amount			$ 54
Expense Ratio, Percent			0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The robotics and automation industry continued to grow as industries increasingly adopted automation technologies to improve efficiency and productivity.

  Information technology led sector performance, with robotics companies driving innovation in automation solutions.

  Nvidia Corp. was the top individual contributor, driven by continued demand for their GPUs (graphics processing units) that are the market leader in powering artificial intelligence ("AI").

  The Consumer discretionary sector contributed the least, as demand for robotics in non-industrial applications lagged.

  Symbiotic, Inc., a developer of AI-powered robotic automation faced financial challenges, including a fiscal Q3 2024 loss, missing analyst expectations, margin pressures, and a fiscal Q4 revenue forecast below analyst estimates, indicating potential growth deceleration.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.
Line Graph [Table Text Block]
	IBOT	NDUEACWF	BRBTNTR	SPTR
Apr 23	$10,000	$10,000	$10,000	$10,000
Apr 23	$10,070	$10,168	$10,038	$10,201
May 23	$10,583	$10,059	$10,583	$10,245
Jun 23	$11,362	$10,643	$11,337	$10,922
Jul 23	$11,414	$11,033	$11,414	$11,273
Aug 23	$10,953	$10,724	$10,976	$11,094
Sep 23	$10,218	$10,281	$10,250	$10,565
Oct 23	$9,550	$9,972	$9,534	$10,342
Nov 23	$10,780	$10,892	$10,801	$11,287
Dec 23	$11,771	$11,415	$11,813	$11,800
Jan 24	$11,758	$11,482	$11,847	$11,998
Feb 24	$12,703	$11,975	$12,733	$12,639
Mar 24	$13,057	$12,351	$13,084	$13,045
Apr 24	$12,302	$11,943	$12,385	$12,513
May 24	$12,996	$12,429	$13,024	$13,133
Jun 24	$13,280	$12,705	$13,339	$13,604
Jul 24	$13,184	$12,910	$13,286	$13,770
Aug 24	$13,216	$13,238	$13,255	$14,104
Sep 24	$13,299	$13,546	$13,346	$14,405

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	Life*
VanEck Robotics ETF	30.15%	21.12%
BlueStar Robotics Index (BRBTNTR)	30.20%	21.41%
MSCI ACWI Net TR Index (NDUEACWF)	31.76%	22.63%
S&P 500 Index Total Return (SPTR)	36.35%	27.81%

* Inception of Fund: 4/5/23

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Performance Inception Date			Apr. 05, 2023
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 15,678,959	$ 15,678,959	$ 15,678,959
Holdings Count | Holding	63	63	63
Advisory Fees Paid, Amount			$ 39,752
InvestmentCompanyPortfolioTurnover			26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$15,678,959 Number of Portfolio Holdings63 Portfolio Turnover Rate26% Advisory Fees Paid$39,752
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.2%
Energy		1.1%
Health Care		2.0%
Consumer Discretionary		2.7%
Industrials		32.8%
Information Technology		61.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Keyence Corp.	5.5%
Siemens AG	5.4%
ABB Ltd.	5.2%
NVIDIA Corp.	5.0%
Dassault Systemes SE	4.3%
Emerson Electric Co.	4.1%
ASML Holding N.V.	4.0%
Autodesk, Inc.	3.9%
Hexagon AB	2.8%
Denso Corp.	2.7%

Material Fund Change [Text Block]

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000105869
Shareholder Report [Line Items]
Fund Name			VanEck Semiconductor ETF
Class Name			VanEck Semiconductor ETF
Trading Symbol			SMH
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Semiconductor ETF for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Semiconductor ETF	$47	0.35%

Expenses Paid, Amount			$ 47
Expense Ratio, Percent			0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Over the last year, the semiconductor industry saw robust growth, particularly driven by the rising demand for Artificial intelligence ("AI") and machine learning chips, though supply chain disruptions added pressure in certain segments.

  Information technology, specifically semiconductor manufacturers, was the leading sector contributor.

  NVIDIA Corp. was the top individual contributor, benefiting from its dominance in design and sales of their advanced GPUs (graphics processing units) for AI training.

  Intel Corp. was the largest individual detractor, underperforming due to their declining revenues and challenges with the vertically integrated business model.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.
Line Graph [Table Text Block]
	SMH	NDUEACWF	MVSMHTR	SPTR
Sep 14	$10,000	$10,000	$10,000	$10,000
Oct 14	$10,068	$10,070	$10,070	$10,244
Nov 14	$10,867	$10,239	$10,847	$10,520
Dec 14	$10,799	$10,041	$10,785	$10,493
Jan 15	$10,431	$9,884	$10,421	$10,178
Feb 15	$11,280	$10,435	$11,259	$10,763
Mar 15	$10,956	$10,273	$10,938	$10,593
Apr 15	$10,989	$10,571	$10,974	$10,695
May 15	$11,829	$10,557	$11,805	$10,832
Jun 15	$10,811	$10,309	$10,791	$10,622
Jul 15	$10,312	$10,398	$10,296	$10,845
Aug 15	$9,812	$9,685	$9,788	$10,191
Sep 15	$9,891	$9,334	$9,878	$9,939
Oct 15	$10,734	$10,067	$10,722	$10,777
Nov 15	$11,025	$9,984	$11,006	$10,809
Dec 15	$10,785	$9,804	$10,776	$10,638
Jan 16	$10,059	$9,213	$10,052	$10,111
Feb 16	$10,189	$9,149	$10,175	$10,097
Mar 16	$11,128	$9,827	$11,119	$10,782
Apr 16	$10,607	$9,972	$10,602	$10,824
May 16	$11,492	$9,985	$11,477	$11,018
Jun 16	$11,525	$9,924	$11,515	$11,047
Jul 16	$12,834	$10,352	$12,824	$11,454
Aug 16	$13,380	$10,387	$13,360	$11,470
Sep 16	$14,019	$10,451	$14,018	$11,472
Oct 16	$13,794	$10,273	$13,798	$11,263
Nov 16	$14,348	$10,351	$14,340	$11,680
Dec 16	$14,602	$10,575	$14,601	$11,911
Jan 17	$15,190	$10,864	$15,192	$12,137
Feb 17	$15,557	$11,169	$15,552	$12,619
Mar 17	$16,237	$11,305	$16,237	$12,633
Apr 17	$16,233	$11,482	$16,237	$12,763
May 17	$17,504	$11,735	$17,500	$12,943
Jun 17	$16,692	$11,789	$16,690	$13,023
Jul 17	$17,478	$12,118	$17,481	$13,291
Aug 17	$18,050	$12,164	$18,045	$13,332
Sep 17	$19,014	$12,399	$19,013	$13,607
Oct 17	$20,705	$12,657	$20,706	$13,925
Nov 17	$20,424	$12,902	$20,417	$14,352
Dec 17	$20,197	$13,110	$20,202	$14,511
Jan 18	$22,000	$13,850	$22,008	$15,342
Feb 18	$22,000	$13,268	$21,997	$14,777
Mar 18	$21,554	$12,984	$21,554	$14,401
Apr 18	$20,071	$13,108	$20,075	$14,456
May 18	$22,139	$13,124	$22,129	$14,804
Jun 18	$21,182	$13,053	$21,178	$14,895
Jul 18	$21,994	$13,447	$21,993	$15,450
Aug 18	$22,498	$13,552	$22,489	$15,953
Sep 18	$21,982	$13,611	$21,974	$16,044
Oct 18	$19,346	$12,591	$19,342	$14,947
Nov 18	$19,788	$12,776	$19,783	$15,252
Dec 18	$18,383	$11,876	$18,380	$13,875
Jan 19	$20,334	$12,813	$20,334	$14,987
Feb 19	$21,736	$13,156	$21,729	$15,468
Mar 19	$22,384	$13,322	$22,376	$15,769
Apr 19	$24,468	$13,771	$24,465	$16,407
May 19	$20,692	$12,955	$20,677	$15,364
Jun 19	$23,207	$13,803	$23,194	$16,447
Jul 19	$24,635	$13,843	$24,628	$16,684
Aug 19	$24,103	$13,515	$24,091	$16,419
Sep 19	$25,080	$13,799	$25,067	$16,727
Oct 19	$26,850	$14,177	$26,841	$17,089
Nov 19	$27,981	$14,523	$27,970	$17,709
Dec 19	$30,241	$15,034	$30,224	$18,244
Jan 20	$29,405	$14,868	$29,394	$18,237
Feb 20	$28,172	$13,667	$28,152	$16,735
Mar 20	$25,020	$11,822	$24,990	$14,668
Apr 20	$28,564	$13,089	$28,543	$16,549
May 20	$30,217	$13,658	$30,186	$17,337
Jun 20	$32,688	$14,094	$32,653	$17,682
Jul 20	$35,542	$14,840	$35,506	$18,679
Aug 20	$37,475	$15,748	$37,434	$20,021
Sep 20	$37,269	$15,240	$37,227	$19,260
Oct 20	$37,375	$14,870	$37,339	$18,748
Nov 20	$44,504	$16,703	$44,460	$20,801
Dec 20	$46,965	$17,478	$46,919	$21,600
Jan 21	$48,751	$17,399	$48,715	$21,382
Feb 21	$51,803	$17,802	$51,766	$21,972
Mar 21	$52,355	$18,277	$52,323	$22,934
Apr 21	$52,258	$19,076	$52,238	$24,158
May 21	$53,570	$19,373	$53,551	$24,327
Jun 21	$56,381	$19,628	$56,364	$24,895
Jul 21	$56,661	$19,764	$56,656	$25,486
Aug 21	$58,261	$20,258	$58,261	$26,261
Sep 21	$55,135	$19,422	$55,138	$25,040
Oct 21	$58,871	$20,413	$58,889	$26,794
Nov 21	$65,646	$19,921	$65,680	$26,608
Dec 21	$66,775	$20,718	$66,840	$27,801
Jan 22	$59,553	$19,701	$59,619	$26,362
Feb 22	$58,000	$19,192	$58,061	$25,573
Mar 22	$58,263	$19,607	$58,335	$26,522
Apr 22	$49,665	$18,038	$49,739	$24,209
May 22	$52,814	$18,059	$52,889	$24,254
Jun 22	$44,044	$16,537	$44,110	$22,252
Jul 22	$51,296	$17,692	$51,385	$24,304
Aug 22	$46,349	$17,040	$46,426	$23,312
Sep 22	$40,029	$15,409	$40,098	$21,165
Oct 22	$40,928	$16,339	$41,004	$22,879
Nov 22	$49,231	$17,606	$49,319	$24,158
Dec 22	$44,432	$16,913	$44,491	$22,766
Jan 23	$51,877	$18,126	$51,954	$24,196
Feb 23	$52,382	$17,606	$52,455	$23,606
Mar 23	$57,610	$18,149	$57,695	$24,473
Apr 23	$54,096	$18,410	$54,189	$24,855
May 23	$63,061	$18,213	$63,170	$24,963
Jun 23	$66,666	$19,270	$66,795	$26,612
Jul 23	$70,255	$19,976	$70,404	$27,467
Aug 23	$68,341	$19,418	$68,490	$27,030
Sep 23	$63,441	$18,615	$63,579	$25,741
Oct 23	$60,817	$18,055	$60,960	$25,200
Nov 23	$70,227	$19,721	$70,400	$27,501
Dec 23	$76,962	$20,669	$77,169	$28,750
Jan 24	$81,807	$20,790	$82,042	$29,233
Feb 24	$93,251	$21,682	$93,533	$30,794
Mar 24	$99,055	$22,363	$99,365	$31,785
Apr 24	$94,245	$21,625	$94,571	$30,487
May 24	$105,773	$22,503	$106,144	$31,999
Jun 24	$114,761	$23,004	$115,193	$33,147
Jul 24	$108,779	$23,375	$109,215	$33,550
Aug 24	$107,152	$23,969	$107,599	$34,364
Sep 24	$108,015	$24,526	$108,480	$35,098

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Semiconductor ETF	70.26%	33.92%	26.87%
MVIS® US Listed Semiconductor 25 Index (MVSMHTR)	70.62%	34.04%	26.92%
MSCI ACWI Net TR Index (NDUEACWF)	31.76%	12.19%	9.39%
S&P 500 Index Total Return (SPTR)	36.35%	15.98%	13.38%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 23,726,344,310	$ 23,726,344,310	$ 23,726,344,310
Holdings Count | Holding	26	26	26
Advisory Fees Paid, Amount			$ 59,286,734
InvestmentCompanyPortfolioTurnover			15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$23,726,344,310 Number of Portfolio Holdings26 Portfolio Turnover Rate15% Advisory Fees Paid$59,286,734
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Application Software		5.7%
Semiconductor Materials & Equipment		18.2%
Semiconductors		76.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

NVIDIA Corp.	19.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	12.0%
Broadcom, Inc.	7.9%
Advanced Micro Devices, Inc.	5.2%
ASML Holding N.V.	5.0%
Applied Materials, Inc.	4.6%
Qualcomm, Inc.	4.4%
Texas Instruments, Inc.	4.4%
Micron Technology, Inc.	4.1%
Analog Devices, Inc.	4.1%

Material Fund Change [Text Block]

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000225680
Shareholder Report [Line Items]
Fund Name			VanEck Social Sentiment ETF
Class Name			VanEck Social Sentiment ETF
Trading Symbol			BUZZ
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Social Sentiment ETF for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Social Sentiment ETF	$91	0.76%

Expenses Paid, Amount			$ 91
Expense Ratio, Percent			0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Collectively, U.S. equities gained during the year on declining inflation and resilient economic conditions. Companies with high social sentiment performed particularly well due to their general growth style profile and high momentum exposure.

  The Fund’s exposure to the technology and financial sectors contributed the most to performance during the period.

  The leading individual contributors to performance were digital assets company MicroStrategy Incorporated, Artificial Intelligence ("AI")-giant NVIDIA Corp., and crypto exchange Coinbase Global, Inc.

  The only sectors to detract from performances were industrials, energy, and materials.

  The largest individual detractors from performance were Trump Media & Technology Group Corp., Rivian Automotive, Inc. and Lucid Group, Inc.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.
Line Graph [Table Text Block]
	BUZZ	SPTR	BUZZTR
Mar 21	$10,000	$10,000	$10,000
Mar 21	$9,656	$10,278	$9,649
Apr 21	$9,913	$10,827	$9,912
May 21	$9,891	$10,902	$9,895
Jun 21	$10,693	$11,157	$10,704
Jul 21	$10,168	$11,422	$10,183
Aug 21	$10,550	$11,769	$10,571
Sep 21	$9,862	$11,222	$9,888
Oct 21	$10,464	$12,008	$10,497
Nov 21	$10,095	$11,925	$10,132
Dec 21	$9,327	$12,459	$9,367
Jan 22	$7,819	$11,814	$7,858
Feb 22	$7,548	$11,461	$7,589
Mar 22	$7,748	$11,886	$7,791
Apr 22	$6,127	$10,850	$6,167
May 22	$5,982	$10,870	$6,022
Jun 22	$5,165	$9,972	$5,196
Jul 22	$5,924	$10,892	$5,961
Aug 22	$5,712	$10,448	$5,747
Sep 22	$5,095	$9,486	$5,127
Oct 22	$5,451	$10,253	$5,486
Nov 22	$5,573	$10,826	$5,610
Dec 22	$4,881	$10,203	$4,914
Jan 23	$5,788	$10,844	$5,829
Feb 23	$5,698	$10,579	$5,736
Mar 23	$5,990	$10,968	$6,032
Apr 23	$5,764	$11,139	$5,804
May 23	$6,188	$11,187	$6,231
Jun 23	$6,604	$11,926	$6,653
Jul 23	$7,221	$12,310	$7,278
Aug 23	$6,565	$12,114	$6,620
Sep 23	$6,188	$11,536	$6,244
Oct 23	$5,802	$11,293	$5,856
Nov 23	$6,751	$12,325	$6,813
Dec 23	$7,540	$12,885	$7,614
Jan 24	$7,266	$13,101	$7,340
Feb 24	$8,215	$13,801	$8,300
Mar 24	$8,656	$14,245	$8,747
Apr 24	$7,940	$13,663	$8,025
May 24	$8,375	$14,341	$8,457
Jun 24	$8,574	$14,855	$8,638
Jul 24	$8,615	$15,036	$8,682
Aug 24	$8,449	$15,401	$8,519
Sep 24	$8,687	$15,730	$8,764

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	Life*
VanEck Social Sentiment ETF	40.39%	(3.85)%
BUZZ NextGen AI US Sentiment Leaders Index (BUZZTR)	40.36%	(3.62)%
S&P 500 Index Total Return (SPTR)	36.35%	13.48%

* Inception of Fund: 3/2/21

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Performance Inception Date			Mar. 02, 2021
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date			Sep. 30, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 55,413,520	$ 55,413,520	$ 55,413,520
Holdings Count | Holding	76	76	76
Advisory Fees Paid, Amount			$ 448,998
InvestmentCompanyPortfolioTurnover			230.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$55,413,520 Number of Portfolio Holdings76 Portfolio Turnover Rate230% Advisory Fees Paid$448,998
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		-%
Energy		1.0%
Materials		2.0%
Industrials		2.1%
Health Care		3.5%
Consumer Staples		6.3%
Communication Services		12.3%
Financials		13.3%
Consumer Discretionary		24.5%
Information Technology		35.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

MicroStrategy, Inc.	3.7%
Intel Corp.	3.5%
Tesla, Inc.	3.3%
GameStop Corp.	3.2%
Meta Platforms, Inc.	3.1%
Advanced Micro Devices, Inc.	3.1%
Alphabet, Inc.	3.1%
Palantir Technologies, Inc.	3.1%
SoFi Technologies, Inc.	3.0%
Apple, Inc.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occured during the period ended September 30, 2024.

Until February 1, 2024, Van Eck Associates Corporation agreed to waive or reduce its management fees and/or pay Fund expenses in an amount equal to the Fund’s extraordinary legal expenses up to $500,000. The termination of this arrangement following that date did not result in a material change to the Fund’s annual operating expenses during the period.

Material Fund Change Expenses [Text Block]

Until February 1, 2024, Van Eck Associates Corporation agreed to waive or reduce its management fees and/or pay Fund expenses in an amount equal to the Fund’s extraordinary legal expenses up to $500,000. The termination of this arrangement following that date did not result in a material change to the Fund’s annual operating expenses during the period.

Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]			The following material fund change occured during the period ended September 30, 2024.
Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000203937
Shareholder Report [Line Items]
Fund Name			VanEck Video Gaming and eSports ETF
Class Name			VanEck Video Gaming and eSports ETF
Trading Symbol			ESPO
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the VanEck Video Gaming and eSports ETF for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number			800.826.2333
Additional Information Email			info@vaneck.com
Additional Information Website			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Video Gaming and eSports ETF	$70	0.56%

Expenses Paid, Amount			$ 70
Expense Ratio, Percent			0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The video gaming and eSports industry demonstrated positive performance over the past year, driven by continued growth in the global gaming population and increasing demand for immersive gaming experiences.

  Communication Services was the leading sector, with companies that develop and deploy gaming software and game publishers seeing the most significant gains.

  Nvidia Corp. was the top individual contributor, riding the wave of demand for Artificial Intelligence ("AI")-powered graphics chips used in video games and eSports platforms.

  The consumer discretionary sector provided the smallest contribution but was still a positive contributor to the space as a whole.

  Ubisoft Entertainment SA, known for popular video game franchises such as Assassin's Creed and Far Cry, had underperformance attributed to delays in key game releases, and underwhelming sales of other releases leading to a downward revision of financial forecasts and a significant decline in stock value.

Performance Past Does Not Indicate Future [Text]			The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.
Line Graph [Table Text Block]
	ESPO	NDUEACWF	MVESPOTR	SPTR
Oct 18	$10,000	$10,000	$10,000	$10,000
Oct 18	$8,999	$9,676	$9,058	$9,654
Nov 18	$9,119	$9,818	$9,175	$9,851
Dec 18	$8,714	$9,126	$8,791	$8,962
Jan 19	$9,628	$9,847	$9,711	$9,680
Feb 19	$9,421	$10,110	$9,504	$9,990
Mar 19	$10,240	$10,237	$10,327	$10,185
Apr 19	$10,629	$10,583	$10,728	$10,597
May 19	$10,247	$9,955	$10,379	$9,924
Jun 19	$10,781	$10,607	$10,897	$10,623
Jul 19	$10,825	$10,638	$10,994	$10,776
Aug 19	$10,905	$10,386	$11,050	$10,605
Sep 19	$10,931	$10,604	$11,068	$10,803
Oct 19	$11,099	$10,894	$11,245	$11,037
Nov 19	$11,587	$11,160	$11,745	$11,438
Dec 19	$12,339	$11,553	$12,532	$11,783
Jan 20	$12,502	$11,426	$12,751	$11,779
Feb 20	$12,485	$10,503	$12,633	$10,809
Mar 20	$12,531	$9,085	$12,738	$9,474
Apr 20	$13,595	$10,058	$13,836	$10,688
May 20	$15,336	$10,496	$15,521	$11,197
Jun 20	$16,821	$10,831	$17,061	$11,420
Jul 20	$18,302	$11,404	$18,593	$12,064
Aug 20	$20,067	$12,102	$20,405	$12,931
Sep 20	$19,922	$11,712	$20,197	$12,440
Oct 20	$19,377	$11,427	$19,688	$12,109
Nov 20	$21,222	$12,835	$21,591	$13,435
Dec 20	$22,733	$13,431	$23,142	$13,951
Jan 21	$23,545	$13,370	$23,971	$13,810
Feb 21	$23,402	$13,680	$23,788	$14,191
Mar 21	$22,161	$14,045	$22,519	$14,813
Apr 21	$22,985	$14,659	$23,458	$15,603
May 21	$22,977	$14,888	$23,514	$15,712
Jun 21	$23,614	$15,084	$24,111	$16,079
Jul 21	$22,010	$15,188	$22,483	$16,461
Aug 21	$22,416	$15,568	$22,903	$16,961
Sep 21	$21,147	$14,925	$21,682	$16,173
Oct 21	$22,483	$15,686	$23,021	$17,306
Nov 21	$23,671	$15,309	$24,261	$17,186
Dec 21	$22,259	$15,921	$22,835	$17,956
Jan 22	$20,880	$15,139	$21,270	$17,027
Feb 22	$20,364	$14,748	$20,857	$16,517
Mar 22	$19,563	$15,068	$20,181	$17,130
Apr 22	$16,820	$13,862	$17,372	$15,636
May 22	$17,602	$13,878	$18,131	$15,665
Jun 22	$15,943	$12,708	$16,376	$14,372
Jul 22	$16,876	$13,595	$17,432	$15,697
Aug 22	$15,900	$13,095	$16,499	$15,057
Sep 22	$13,656	$11,841	$14,156	$13,670
Oct 22	$13,437	$12,556	$13,925	$14,777
Nov 22	$15,220	$13,530	$15,668	$15,603
Dec 22	$14,596	$12,997	$15,163	$14,704
Jan 23	$16,531	$13,929	$17,116	$15,628
Feb 23	$15,775	$13,530	$16,382	$15,247
Mar 23	$17,923	$13,947	$18,592	$15,806
Apr 23	$17,268	$14,147	$17,885	$16,053
May 23	$17,828	$13,996	$18,533	$16,123
Jun 23	$18,904	$14,808	$19,614	$17,188
Jul 23	$19,938	$15,351	$20,710	$17,740
Aug 23	$18,401	$14,922	$19,162	$17,458
Sep 23	$17,495	$14,305	$18,236	$16,625
Oct 23	$16,962	$13,874	$17,608	$16,276
Nov 23	$18,746	$15,155	$19,535	$17,762
Dec 23	$19,470	$15,883	$20,293	$18,569
Jan 24	$19,622	$15,976	$20,507	$18,881
Feb 24	$21,147	$16,662	$22,057	$19,889
Mar 24	$21,432	$17,185	$22,310	$20,529
Apr 24	$20,623	$16,618	$21,611	$19,691
May 24	$22,306	$17,293	$23,224	$20,667
Jun 24	$22,891	$17,678	$23,911	$21,409
Jul 24	$23,324	$17,963	$24,409	$21,669
Aug 24	$24,236	$18,419	$25,316	$22,195
Sep 24	$26,169	$18,847	$27,429	$22,669

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	Life*
VanEck Video Gaming and eSports ETF	49.58%	19.08%	17.53%
MVIS® Global Video Gaming and eSports Index TR (MVESPOTR)	50.41%	19.90%	18.46%
MSCI ACWI Net TR Index (NDUEACWF)	31.76%	12.19%	11.23%
S&P 500 Index Total Return (SPTR)	36.35%	15.98%	14.73%

* Inception of Fund: 10/16/18

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the or sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in the Index. The Index is unmanaged and includes the reinvestment of all dividends.

Performance Inception Date			Oct. 16, 2018
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 263,779,299	$ 263,779,299	$ 263,779,299
Holdings Count | Holding	26	26	26
Advisory Fees Paid, Amount			$ 1,217,208
InvestmentCompanyPortfolioTurnover			36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$263,779,299 Number of Portfolio Holdings26 Portfolio Turnover Rate36% Advisory Fees Paid$1,217,208
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Consumer Discretionary		13.3%
Information Technology		23.3%
Communication Services		63.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Tencent Holdings Ltd.	8.5%
Advanced Micro Devices, Inc.	8.0%
NetEase, Inc.	7.1%
Nintendo Co. Ltd.	6.4%
AppLovin Corp.	6.1%
Electronic Arts, Inc.	5.5%
Roblox Corp.	4.9%
Unity Software, Inc.	4.8%
Aristocrat Leisure Ltd.	4.6%
GameStop Corp.	4.5%

Material Fund Change [Text Block]

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
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Updated Prospectus Web Address			https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]